TABLE OF CONTENTS
President's Letter..................................................... 1
GENERATION FUNDS:
Investment Review...................................................... 3
Portfolios of Investments:
 Aetna Ascent Fund..................................................... 8
 Aetna Crossroads Fund................................................. 15
 Aetna Legacy Fund..................................................... 22
Statements of Assets and Liabilities................................... 29
Statements of Operations............................................... 31
Statements of Changes in Net Assets.................................... 32
Notes to Financial Statements.......................................... 38
Additional Information................................................. 45
Financial Highlights................................................... 46

                               PRESIDENT'S LETTER



Dear Valued Shareholder,

Thank you for investing in the Aetna Series Funds. We are pleased to provide you with this Semi-Annual Report on the funds you have chosen to help pursue your investment goals. Please note that the format has been changed from two reports that combined all of our different investment categories to five individual reports: Capital Appreciation, Growth & Income, Income, Index Plus and Generations. These reports will provide detailed information on the performance of your funds.

The financial market environment has changed dramatically since you received the last Aetna Series Fund Annual Report. At October 31, 1998, there prevailed an atmosphere of deep anxiety as the immediately preceding 12-month period had been marked by high market volatility, default on Russian debts and the collapse of a prominent U.S. hedge fund. Confidence in the global economic outlook was shaken, which culminated in a sharp sell-off in U.S. and global stock markets.

Today, those fears seem misplaced. With the U.S. economy contributing its remarkable combination of robust growth and negligible inflation, the global economic and financial picture is on the mend. U.S. and foreign stock markets have rebounded, risk premiums are shrinking and capital is once again flowing to emerging markets. Within the U.S., small- and mid-cap stocks have begun to participate more meaningfully in the ongoing bull market as improvement in corporate earnings has broadened out to more cyclically sensitive businesses. Credit spreads have diminished for lower-rated debt securities and the REIT sector has shown signs of improvement. The S&P 500 Index and the Dow Jones Industrial Average ("the Dow") both finished 1998 with double-digit returns - the fourth year in a row. The Dow, which has a more cyclical bias than the S&P 500 Index, managed to reach an unprecedented 10,000 by the end of March and closed at 10,789 on April 30, 1999! Of course, there is no guaranty that the markets will continue to reflect this trend.

I am pleased to report that at Aetna Series Fund, Inc. and Aeltus Investment Management, Inc., we have continued to work to further improve our products and services:


     CLASS "B" SHARES WERE INTRODUCED on March 1. This new class of shares has a back-end load contingent on redemption rather than a front-end load. It was designed for the mid- to longer-term investor, making it particularly attractive for investing in our enhanced index funds.

     AETNA INDEX PLUS LARGE CAP FUND AND AETNA INDEX PLUS MID CAP FUND outperformed their benchmarks for the one-year period ending April 30, 1999.

     NEW SIMPLIFIED PROSPECTUSES were introduced on March 1. Plain English wording and clear graphics make them truly "user-friendly." We recommend that you keep them with your other Aetna Series Fund records.

     COMPUTER SYSTEMS INITIATIVES, specifically year 2000 dating issues, have remained a high priority. We have completed remediation and plan to complete testing all of Aeltus' relevant computer systems by mid-1999. In addition, on January 1, we successfully converted our operating systems to accept the new Euro currency, the new standard monetary unit of the eleven countries that comprise the European Monetary Union.

With more than $50 billion in assets under management, Aeltus Investment Management, Inc., investment adviser to the Aetna Series Funds, continues to rank among the largest of investment management firms. This kind of size and market presence is important to you as an investor as it gives us the ability to continue to bring you competitive product offerings as well as quality customer service.

We appreciate the continued confidence you have placed in us and look forward to an ongoing and mutually prosperous relationship.

Sincerely,

/s/ J. Scott Fox
----------------
J. Scott Fox
President
Aetna Series Fund, Inc.

                                                               AETNA ASCENT FUND
                                                               Growth of $10,000

          Aetna Ascent          Russell        Aetna
          Ascent Fund            3000         Composite
           (Class I)            Index           Index
Jan-95       10,000             10,000         10,000
             10,286             10,901         10,572
             11,010             11,927         11,221
             11,850             13,001         11,811

Dec-95       12,362             13,680         12,293
             12,766             14,428         12,655
             13,350             15,030         13,043
             14,024             15,473         13,429

Oct-96       14,114             15,757         13,592
             15,510             17,587         14,558
             15,337             15,802         13,472
             17,744             18,961         15,325

Oct-97       17,868             18,578         15,283
             18,225             19,778         15,800
             19,822             22,462         16,890
             18,930             22,238         16,535

Oct-98       17,528             21,642         15,960
             19,184             25,254         17,009

Apr-99       19,792             26,393         17,642


                                                           AETNA CROSSROADS FUND
                                                               Growth of $10,000

              Aetna            Salomon       Crossroads
         Crossroads Fund        Broad         Composite
           (Class I)            Index          Index
Jan-95       10,000             10,000         10,000
             10,289             10,506         10,562
             10,930             11,150         11,182
             11,670             13,362         11,662

Dec-95       12,105             11,855         12,122
             12,428             11,649         12,354
             12,875             11,706         12,659
             13,444             11,924         13,002

Oct-96       13,566             12,192         13,179
             14,566             12,331         13,901
             14,492             12,255         13,100
             16,318             12,857         14,572

Oct-97       16,504             13,119         14,629
             16,919             13,487         15,069
             18,075             13,600         15,888
             17,495             13,872         15,573

Oct-98       16,360             14,352         15,472
             17,599             14,583         16,281

Apr-99       18,044             14,457         16,706

                                                               AETNA LEGACY FUND
                                                               Growth of $10,000

              Aetna            Salomon        Legacy
           Legacy Fund          Broad        Composite
           (Class I)            Index          Index
Jan-95       10,000             10,000         10,000
             10,303             10,506         10,551
             10,870             11,150         11,143
             11,489             11,362         11,513

Dec-95       11,889             11,855         11,953
             12,102             11,649         12,059
             12,471             11,706         12,283
             12,863             11,924         12,584

Oct-96       13,019             12,192         12,776
             13,728             12,331         13,270
             13,678             12,255         12,735
             15,020             12,857         13,851

Oct-97       15,095             13,119         13,993
             15,427             13,487         14,364
             16,251             13,600         14,932
             16,050             13,872         14,814

Oct-98       15,474             14,352         14,967
             16,379             14,583         15,551

Apr-99       16,664             14,457         15,784

                                                     See Definition of Terms.  3

-----------------------------------------------------------------------
                     Average Annual Total Returns
                 for the period ended April 30, 1999*
-----------------------------------------------------------------------
                   Ascent            Crossroads           Legacy
-----------------------------------------------------------------------
              1 Year  Inception  1 Year  Inception  1 Year  Inception
-----------------------------------------------------------------------
Class I       -0.15%   17.13%    -0.17%   14.65%    2.53%    12.55%
-----------------------------------------------------------------------
Class A:
 POP (1)      -6.22%   14.89%    -6.15%   12.45%   -3.53%    10.41%
 NAV (2)      -0.50%   16.47%    -0.42%   14.00%    2.36%    11.94%
-----------------------------------------------------------------------
Class B:
 w/CDSC (3)   -6.09%   15.67%    -6.14%   13.19%   -3.43%    11.12%
 NAV          -1.15%   15.96%    -1.20%   13.50%    1.57%    11.45%
-----------------------------------------------------------------------
Class C:
 w/CDSC (4)   -2.09%   15.96%    -2.14%   13.50%    0.60%    11.45%
 NAV          -1.13%   15.96%    -1.18%   13.50%    1.58%    11.45%
-----------------------------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/95), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Ascent Fund has added the Russell 3000 Index as the primary benchmark. Ascent is the most aggressive of the Generation Funds with a larger allocation to equities. The Russell 3000 is a broad-based equity index which includes large cap, mid cap, small cap and REIT securities which are reflective of the domestic equity allocation of the Fund.

The Crossroads Fund and Legacy Fund have added the Salomon Smith Barney Broad Investment Grade Bond (Salomon Broad) Index as the primary benchmark. Crossroads and Legacy are the more conservative of the Generation Funds with a larger allocation to fixed income securities. The Salomon Broad Index is a broad-based bond index which is reflective of the domestic bond allocation of the Funds.

The secondary benchmarks for the Funds are the composite benchmarks which are made up of seven asset class indices. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Funds.

                             AETNA GENERATION FUNDS

HOW DID THE FUND PERFORM DURING THE PERIOD?

For the six month period ended April 30, 1999, the performance for the Generation Funds (Ascent, Crossroads and Legacy) and their respective benchmarks and composite indices are listed below. The Composite Indices are comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Fund.

                                   FUND RETURN                      BENCHMARK INDEX    COMPOSITE INDEX
      GENERATION FUND                CLASS I     BENCHMARK INDEX         RETURN             RETURN
      Ascent                          12.91%     Russell 3000 (a)        21.96%             10.53%
      Crossroads                      10.31%     Salomon Broad (b)        0.73%              7.98%
      Legacy                           7.69%     Salomon Broad (b)        0.73%              5.46%


4  See Definition of Terms.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Serving as a backdrop for each of the Generation Funds' performance are the returns for the various indices for each of the asset classes among which the Generation Funds allocate investments (shown below) for the six month period ended April 30, 1999.

ASSET CLASS               BENCHMARK INDEX             INDEX RETURN
Large Company Stocks      S&P 500 (c)                    22.32%
Small/Mid Company Stocks  Russell 2500 (d)               15.53%
International Stocks      MSCI EAFE (e)                  15.44%
Real Estate Stocks        NAREIT (f)                      2.01%
Domestic Bonds            Salomon Broad (b)               0.73%
International Bonds       S.B. Non-U.S. WGBI (g)         -4.30%
Cash Equivalents          U.S. 90 Day T-Bill (h)          2.21%

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

The following exhibits show the progression of asset allocation for each of the three Generation Funds.

ASSET ALLOCATION:           % OF
                         INVESTMENT    NOTIONAL VALUE*    ECONOMIC EXPOSURE*
ASSET CLASS               04/30/99        OF FUTURES      04/30/99   10/31/98   BENCHMARK     RANGE
ASCENT
------
Large Cap Stocks             38%             --              38%          18%       20%       0-60%
Small/Mid Cap Stocks         16%            (8)%              8%          26%       20%       0-40%
International Stocks         10%             --              10%          14%       20%       0-40%
International Bonds           --              1%              1%          --        10%       0-20%
Real Estate Stocks           28%             --              28%          35%       20%       0-40%
Fixed Income                  6%             --               6%           5%       10%       0-30%
Cash Equivalents              2%              7%              9%           2%        --       0-30%
                         --------------------------------------------------------------------------
                            100%             --             100%         100%      100%
                         ================================================================
CROSSROADS
----------
Large Cap Stocks             28%             --              28%          14%       15%       0-45%
Small/Mid Cap Stocks         13%            (7)%              6%          20%       15%       0-30%
International Stocks         10%              1%             11%          12%       15%       0-30%
International Bonds           2%              1%              3%           3%       10%       0-20%
Real Estate Stocks           23%             --              23%          26%       15%       0-30%
Fixed Income                 19%             --              19%          15%       25%       0-70%
Cash Equivalents              5%              5%             10%          10%        5%       0-30%
                         --------------------------------------------------------------------------
                            100%             --             100%         100%      100%
                         ================================================================
LEGACY
------
Large Cap Stocks             19%             --              19%           9%       10%       0-30%
Small/Mid Cap Stocks          9%            (4)%              5%          13%       10%       0-20%
International Stocks          8%             --               8%          10%       10%       0-20%
International Bonds           4%              2%              6%           5%       10%       0-20%
Real Estate Stocks           14%             --              14%          17%       10%       0-20%
Fixed Income                 35%             --              35%          26%       40%      0-100%
Cash Equivalents             11%              2%             13%          20%       10%       0-30%
                         --------------------------------------------------------------------------
                            100%             --             100%         100%      100%
                         ================================================================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

                                                     See Definition of Terms.  5

In general, allocations to small cap stocks have been significantly reduced over the last three months primarily in response to unusually wide credit spreads. Historically, a widening credit spread (the yield difference between A-rated corporate and U.S. Treasury bonds) is a sign of investor nervousness; our research has shown that small cap stocks tend to underperform in this environment. We remain overweight in REITs due to their high dividend yields (over 7%), their high total return potential (over 15% assuming a conservative dividend growth rate of 8%) and their risk-reducing characteristics (low/negative correlation to most other asset classes).

Small cap stocks and other diversifying equity asset classes remain inexpensive relative to the favored large cap growth stocks which have skyrocketed to astronomical prices. We will be watching for a narrowing of credit spreads and other indications that conditions are more favorable for resuming a more diversified asset class structure.

Overall, our asset allocation decisions had a neutral impact on performance. We credit the Generation Funds outperformance compared to their respective composite indices primarily to excellent stock selection results.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We continue to believe that diversification and value investing work well over the long-term. We therefore believe that the divergence of performance between large cap U.S. stocks and other equity classes and between growth stocks and value stocks will reverse. It appears that this reversal may have begun. Asset class returns for the month of April show that the S&P 500 Index trailed all other major equity asset classes. In addition, April also marked the beginning of what seems to be a rotation out of growth stocks and into value stocks. In the near-term, we expect an increased level of volatility as a result of this reversal, but we remain confident that the Funds are well positioned to benefit from these trends.

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


6  See Definition of Terms.

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.
(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.
(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.
(a) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(b) Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.
(c) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.
(d) The Russell 2500 Index consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices assumes reinvestment of all dividends and is unmanaged.
(e) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.
(f) The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System as reported by Frank Russell Company.
(g)  The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S.
     WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.
(h) Three-month Treasury bills are backed by full faith and credit of the U.S. Government, short-term investments are equivalent to cash because their maturity is only three months.

These are unmanaged indices and are not available for individual investment.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
ASCENT
================================================================================

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
COMMON STOCKS ( 92.2% )
UNITED STATES  ( 81.8% )
AIR TRANSPORT ( 0.6% )
Alaska Air Group, Inc. + ................        400         $    17,625
Continental Airlines, Inc. + ............        100               4,319
Delta Air Lines, Inc. ...................      4,500             285,469
UAL Corp. + .............................        250              20,187
                                                             -----------
                                                                 327,600
                                                             -----------
AUTO PARTS AND HARDWARE ( 0.7% )
Black & Decker Corp. ....................      2,500             141,875
Cooper Tire & Rubber Co. ................     10,100             221,569
                                                             -----------
                                                                 363,444
                                                             -----------
AUTOMOTIVE ( 0.4% )
Ford Motor Co. ..........................      3,500             223,781
                                                             -----------
BANKS AND THRIFTS ( 3.7% )
Chase Manhattan Corp. ...................      4,800             397,200
Dime Bancorp, Inc. ......................        400               9,225
Golden State Bancorp, Inc. ..............      7,300             179,306
Golden West Financial Corp. .............      1,700             170,213
J.P. Morgan & Co. .......................      2,600             350,350
Republic New York Corp. .................      4,800             282,000
Washington Mutual, Inc. .................     14,600             600,425
                                                             -----------
                                                               1,988,719
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS ( 2.9% )
Alpharma, Inc. ++ .......................      5,700             168,150
Amgen, Inc. + ...........................      4,600             282,612
Bio-Rad Labs, Inc. + ....................      3,900             109,200
Genentech, Inc. + .......................        300              25,388
Guidant Corp. ...........................        800              42,950
Hanger Orthopedic Group, Inc. + .........      5,700              83,362
MedImmune, Inc. + .......................      1,900             104,737
Ocular Sciences, Inc. + .................      2,900              88,450
OEC Medical Systems, Inc. + .............     11,700             277,144
Osteotech, Inc. + .......................      3,150             113,794
VISX, Inc. + ............................      2,000             257,500
Xomed Surgical Products, Inc. + .........        400              16,650
                                                             -----------
                                                               1,569,937
                                                             -----------
CHEMICALS ( 0.2% )
Union Carbide Corp. .....................      1,800              93,375
                                                             -----------
COMMERCIAL SERVICES ( 0.7% )
Bowne & Co., Inc. .......................      1,800              33,750
CDI Corp. + .............................        900              23,906
Franklin Covey Co. + ....................      5,000              48,438
Galileo International, Inc. .............        200               9,800
Modis Professional Services + ...........      1,300              15,031
Valassis Communications, Inc. + .........      2,700             151,200
World Color Press, Inc. + ...............      2,900              74,131
                                                             -----------
                                                                 356,256
                                                             -----------
COMPUTERS ( 2.4% )
Apple Computer, Inc. + ..................      8,800             404,800
Hewlett Packard Co. .....................      6,100             481,137

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
COMPUTERS (CONTINUED)
International Business Machines Corp. ...      1,000         $   209,188
Melita International Corp. + ............      7,900              97,763
Unisys Corp. + ..........................      2,300              72,306
                                                             -----------
                                                               1,265,194
                                                             -----------
CONGLOMERATE AND AEROSPACE ( 1.6% )
Boeing Co. ..............................      9,000             365,625
Cordant Technologies, Inc. ..............        700              32,288
Ducommun, Inc. + ........................      3,500              39,812
General Electric Co. ....................        304              32,072
Goodrich (B. F.) Co. ....................      3,300             131,175
Loews Corp. .............................      1,200              87,825
Northrop Grumman Corp. ..................      2,900             185,419
                                                             -----------
                                                                 874,216
                                                             -----------
CONSUMER FINANCE ( 1.0% )
Countrywide Credit Industries, Inc. .....      7,100             321,719
Crescent Operating, Inc. + ..............        300               1,181
Federal Home Loan Mortgage Corp. ........      2,700             169,425
Federal National Mortgage Association ...        300              21,281
                                                             -----------
                                                                 513,606
                                                             -----------
CONSUMER PRODUCTS ( 0.8% )
Blyth Industries, Inc. + ................        300               6,825
Church & Dwight Co., Inc. ...............        500              21,406
Procter & Gamble Co. ....................      4,100             384,632
                                                             -----------
                                                                 412,863
                                                             -----------
CONSUMER SERVICES ( 3.1% )
Extended Stay America, Inc. + ...........     26,700             280,350
Foodmaker, Inc. + .......................      8,000             193,000
H & R Block, Inc. .......................      4,200             202,125
Harrah's Entertainment, Inc. + ..........      2,900              63,800
Lakes Gaming, Inc. + ....................      2,775              26,709
Marriott International, Inc. ............      4,600             192,625
National R.V. Holdings, Inc. + ..........     10,750             278,156
Park Place Entertainment Corp. + ........     11,500             124,344
Promus Hotel Corp. + ....................        292              10,512
Sonic Corp. + ...........................      8,450             237,656
Tricon Global Restaurants, Inc. + .......      1,100              70,813
                                                             -----------
                                                               1,680,090
                                                             -----------
CONSUMER SPECIALTIES ( 0.7% )
Brunswick Corp. .........................      5,000             120,000
Russ Berrie & Co., Inc. .................      1,800              48,938
THQ, Inc. + .............................      7,000             183,750
                                                             -----------
                                                                 352,688
                                                             -----------
DATA AND IMAGING SERVICES ( 4.7% )
Adobe Systems, Inc. .....................      5,200             329,550
America Online, Inc. ....................      1,800             256,950
BMC Software, Inc. + ....................      4,000             172,250
Computer Associates International, Inc. .      8,400             358,575
Electronic Data Systems Corp. ...........        400              21,500
Electronics for Imaging, Inc. + .........        500              23,656
Globix Corp. ............................        300              14,063


8  See Notes to Portfolio Investments.

================================================================================

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
DATA AND IMAGING SERVICES (CONTINUED)
Great Plains Software, Inc. + ...........        400         $    12,225
Mercury Interactive Corp. + .............        600              16,913
Microsoft Corp. + .......................      9,400             764,337
Oracle Corp. + ..........................     10,050             271,978
Progress Software Corp. + ...............      3,300              75,075
Remedy Corp. + ..........................      2,000              35,000
Seagate Technology, Inc. + ..............      3,300              91,987
Symantec Corp. + ........................        800              15,900
Xircom, Inc. + ..........................      2,500              56,250
                                                             -----------
                                                               2,516,209
                                                             -----------
DISCRETIONARY RETAIL ( 3.7% )
Abercrombie & Fitch Co. + ...............      1,200             114,150
American Eagle Outfitters, Inc. + .......      5,575             416,731
Cato Corp. (The) ........................     11,400             128,250
CDW Computer Centers, Inc. + ............        300              26,850
Dayton Hudson Co. .......................        900              60,581
Federated Department Stores, Inc. + .....      7,300             340,819
Footstar, Inc. + ........................        500              16,906
Gap, Inc. ...............................      2,000             133,125
Global DirectMail Corp. + ...............      2,900              44,225
Home Depot, Inc. ........................      1,100              65,931
Kohl's Corp. + ..........................        400              26,575
Lowe's Co., Inc. ........................      3,200             168,800
Musicland Stores Corp. + ................      8,800              95,700
Tandy Corp. .............................        600              43,463
TJX Companies, Inc. .....................      6,000             199,875
Zale Corp. + ............................      3,500             132,344
                                                             -----------
                                                               2,014,325
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES ( 1.2% )
Citigroup Inc. ..........................      4,900             368,725
Providian Financial Corp. ...............      1,750             225,859
Trammell Crow Co. + .....................      1,800              32,400
                                                             -----------
                                                                 626,984
                                                             -----------
DRUGS ( 2.3% )
Abbott Laboratories .....................      2,900             140,469
Allergan, Inc. ..........................        100               8,988
Bristol-Myers Squibb Co. ................      7,300             464,006
Dura Pharmaceuticals, Inc. + ............      3,000              36,000
Johnson & Johnson .......................      3,400             331,500
Merck & Co., Inc. .......................      2,200             154,550
Pfizer, Inc. ............................      1,000             115,062
                                                             -----------
                                                               1,250,575
                                                             -----------
ELECTRIC UTILITIES ( 0.7% )
DTE Energy Co. ..........................        500              20,406
Florida Progress Corp. ..................        400              15,400
GPU, Inc. ...............................      3,000             114,375
Niagara Mohawk Holdings Inc. + ..........      6,100              81,588
PG&E Corp. ..............................      4,500             139,781
                                                             -----------
                                                                 371,550
                                                             -----------

                                              NUMBER OF          MARKET
                                               SHARES            VALUE
                                              ---------      ------------
UNITED STATES  (CONTINUED)
ELECTRICAL MACHINERY AND INSTRUMENTS ( 0.4% )
Rockwell International Corp. ............      4,000         $   206,500
                                                             -----------
ELECTRONIC MEDIA ( 2.0% )
CBS Corp. + .............................     10,300             469,294
Chris-Craft Industries, Inc. + ..........        618              29,046
Emmis Communications Corp. + ............        900              40,500
International Speedway Corp. ............      1,200              61,800
King World Production, Inc. + ...........      8,781             309,530
Pixar, Inc. + ...........................        400              16,600
Viacom, Inc. + ..........................      4,300             175,762
                                                             -----------
                                                               1,102,532
                                                             -----------
FOOD AND BEVERAGE ( 0.9% )
IBP, Inc. ...............................      1,301              26,334
J & J Snack Foods Corp. + ...............      5,100             110,925
M & F Worldwide Corp. + .................     17,000             138,125
Michael Foods, Inc. .....................      1,000              22,875
Quaker Oats Co. .........................      3,100             200,144
Suiza Foods Corp. + .....................        100               3,756
                                                             -----------
                                                                 502,159
                                                             -----------
FOOD AND DRUG RETAIL ( 1.0% )
Safeway, Inc. + .........................      6,500             350,594
SUPERVALU, Inc. .........................     10,000             208,750
                                                             -----------
                                                                 559,344
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 1.4% )
Ball Corp. ..............................        100               5,494
Boise Cascade Corp. .....................      3,100             124,775
Centex Construction Products, Inc. ......        900              31,838
Georgia-Pacific Group ...................      2,100             194,250
Georgia-Pacific Corp. (Timber Group) ....      1,300              33,475
Lafarge Corp. ...........................        800              27,050
Lone Star Industries, Inc. ..............      3,500             124,906
Southdown, Inc. .........................        500              32,031
Texas Industries, Inc. ..................      4,900             151,287
USG Corp. ...............................        400              23,350
Willamette Industries, Inc. .............        100               4,675
                                                             -----------
                                                                 753,131
                                                             -----------
GAS UTILITIES ( 0.5% )
Eastern Enterprises .....................      2,600              93,437
Energen Corp. ...........................      6,600             113,850
KN Energy, Inc. .........................        700              14,438
Sempra Energy ...........................      2,255              46,791
                                                             -----------
                                                                 268,516
                                                             -----------
HEALTH SERVICES ( 0.8% )
Lincare Holdings Inc. + .................      1,500              44,438
United Healthcare Corp. .................      6,600             370,425
                                                             -----------
                                                                 414,863
                                                             -----------
HOUSING AND FURNISHINGS ( 1.4% )
Centex Corp. ............................      1,800              65,813
Kaufman & Broad Home Corp. ..............      1,600              38,900
Lennar Corp. ............................      3,100              74,981


                                       See Notes to Portfolio of Investments.  9

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
HOUSING AND FURNISHINGS (CONTINUED)
MDC Holdings, Inc. ......................     10,600         $   208,025
Pulte Corp. .............................        800              18,100
Ryland Group, Inc. ......................      6,900             181,125
Winsloew Furniture, Inc. + ..............      5,600             174,300
                                                             -----------
                                                                 761,244
                                                             -----------
INDUSTRIAL SERVICES ( 0.1% )
Dames & Moore Group .....................      2,900              34,075
Modtech, Inc. + .........................        425               3,772
Reckson Service Industries, Inc. + ......        432               5,292
                                                             -----------
                                                                  43,139
                                                             -----------
INSURANCE ( 1.6% )
Allstate Corp. (The) ....................      3,500             127,312
American General Corp. ..................      2,800             207,200
Conseco, Inc. ...........................      1,300              41,031
Lincoln National Corp. ..................      3,500             336,219
Marsh & McLennan Co., Inc. ..............      1,600             122,500
MGIC Investment Corp. ...................      1,000              48,563
                                                             -----------
                                                                 882,825
                                                             -----------
INVESTMENT SERVICES ( 0.4% )
Bear Stearns Co., Inc. (The) ............      3,000             139,875
Lehman Brothers Holdings Inc. ...........      1,000              55,563
                                                             -----------
                                                                 195,438
                                                             -----------
MAJOR TELECOMMUNICATIONS ( 1.7% )
Bell Atlantic Corp. .....................      3,300             190,162
BellSouth Corp. .........................     10,700             478,825
Century Telephone Enterprises, Inc. .....        350              14,088
Sprint Corp. ............................      2,500             256,406
                                                             -----------
                                                                 939,481
                                                             -----------
OIL ( 1.3% )
Ashland Oil, Inc. .......................      2,100              88,725
Belco Oil & Gas Corp. ...................     11,900              90,737
Penn Virginia Corp. .....................      6,200             122,450
Sunoco Inc. .............................      5,300             189,475
Tesoro Petroleum Corp. + ................     17,500             197,969
Ultramar Diamond Shamrock Corp. .........        800              18,450
Union Pacific Resources Group Inc. ......        700               9,800
                                                             -----------
                                                                 717,606
                                                             -----------
OIL SERVICES ( 1.6% )
Atwood Oceanics, Inc. + .................      2,900             101,137
Global Marine Inc. + ....................      1,800              26,775
Helmerich & Payne, Inc. .................     11,300             290,975
Pool Energy Services Co. + ..............      2,600              46,638
Pride International, Inc. + .............      9,100             106,356
SEACOR SMIT Holdings + ..................        700              37,056
Seitel, Inc. + ..........................      9,400             163,325
Transocean Offshore Inc. ................      1,000              29,688
Trico Marine Services, Inc. + ...........      4,800              38,100
                                                             -----------
                                                                 840,050
                                                             -----------
OTHER TELECOMMUNICATIONS ( 0.0% )
Cincinnati Bell Inc. ....................        200               4,525

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
OTHER TELECOMMUNICATIONS (CONTINUED)
Citizens Utilities Co. + ................        406         $     4,085
                                                             -----------
                                                                   8,610
                                                             -----------
PRINT MEDIA ( 1.7% )
Harte-Hanks,  Inc. ......................        700              17,675
Knight-Ridder, Inc. .....................      9,500             511,219
McClatchy  Newspapers, Inc. .............        200               7,175
Meredith Corp. ..........................      1,900              69,706
New York Times Co. ......................        300              10,350
Times Mirror Co. ........................      5,100             298,350
                                                             -----------
                                                                 914,475
                                                             -----------
PRODUCER GOODS ( 2.2% )
FMC Corp. + .............................      4,900             318,500
Honeywell, Inc. .........................        900              85,275
Ingersoll-Rand Co. ......................      2,400             166,050
Johnstown America Industries, Inc. + ....      3,700              67,525
Milacron, Inc. ..........................      5,700             131,100
RTI International Metals, Inc. + ........      4,500              59,906
Tecumseh Products Co. ...................        400              24,450
Tyco International Ltd. .................      2,026             164,594
Varlen Corp. ............................      6,125             171,500
                                                             -----------
                                                               1,188,900
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS ( 27.4% )
AMB Property Corp. ......................        500              11,000
American Health Properties, Inc. ........      1,300              25,756
Apartment Investment & Management Co. ...     17,900             717,119
Archstone Communities Trust .............      6,800             154,275
Arden Realty Group, Inc. ................      4,400             110,000
Avalon Bay Communities, Inc. ............      6,573             230,055
Beacon Capital + + ......................      8,600             130,075
Bedford Property Investors, Inc. ........      1,600              27,500
Boston Properties, Inc. .................      3,200             116,200
Boykin Lodging Co. ......................      3,000              45,938
Brandywine Realty Trust .................     17,600             332,200
Cabot Industrial Trust ..................      1,900              38,713
Camden Property Trust ...................     22,522             608,094
Captec Net Lease Realty, Inc. ...........      3,400              44,519
CBL & Associates Properties, Inc. .......     25,900             636,169
Colonial Properties Trust ...............     14,500             396,937
Cousins Properties, Inc. ................      5,100             177,225
Crescent Real Estate Equities, Inc. .....      8,400             187,950
Criimi Mae, Inc. ........................      8,500              19,656
Duke Realty Investments, Inc. ...........     19,500             458,250
Equity Office Properties Trust ..........     32,600             898,537
Equity One, Inc. ........................      2,500              22,656
Equity Residential Properties Trust .....     17,200             795,500
Essex Property Trust, Inc. ..............      6,300             198,844
First Industrial Realty Trust, Inc. .....      8,200             220,375
Franchise Finance Corp. of America ......      4,700             108,981
General Growth Properties, Inc. .........      4,800             176,700
Glenborough Realty Trust, Inc. ..........     12,600             216,562


10  See Notes to Portfolio of Investments.

================================================================================

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Glimcher Realty Trust ...................      2,100         $    35,569
Golf Trust of America, Inc. .............      6,900             153,094
Health Care REIT, Inc. ..................     16,700             392,450
Healthcare Realty Trust, Inc. ...........     17,373             378,949
Highwood Properties, Inc. ...............      5,800             149,350
Home Properties of New York, Inc. .......      1,700              43,988
HRPT Properties Trust ...................     25,200             368,550
Imperial Credit Commercial Mortgage
 Investment Corp. .......................      1,600              15,700
Innkeepers USA Trust ....................      8,300              85,594
Kilroy Realty Corp. .....................      4,100              96,606
Kimco Realty Corp. ......................     15,750             618,187
Koger Equity, Inc. ......................      6,800              99,875
Lexington Corporate Properties Trust ....      1,800              20,588
Liberty Property Trust ..................     15,300             369,112
LTC Properties, Inc. ....................      5,200              69,875
Meditrust Companies Corp. ...............      4,003              49,819
OMEGA Healthcare Investors, Inc. ........     10,200             269,025
Parkway Properties, Inc. ................      6,000             174,000
Post Properties, Inc. ...................     18,400             729,100
Prentiss Properties Trust ...............      3,100              67,038
Prime Retail, Inc. ......................      5,000              43,125
PS Business Parks, Inc. .................     32,400             757,350
Public Storage, Inc. ....................     11,434             318,723
Reckson Associates Realty Corp. .........      5,700             128,250
Regency Realty Corp. ....................      8,300             179,487
RFS Hotel Investors, Inc. ...............      2,700              38,138
Simon Property Group, Inc. ..............     15,400             441,787
Sovran Self Storage, Inc. ...............      3,000              73,312
Starwood Financial Trust ................         33               1,751
Starwood Hotels & Resort Worldwide, Inc.      19,200             704,400
Sun Communities, Inc. ...................      2,850              99,750
Tower Realty Trust, Inc. ................      2,200              45,100
Vornado Operating Co. + .................        375               2,625
Vornado Realty Trust ....................      7,500             292,500
Weeks Corp. .............................     10,000             310,625
                                                             -----------
                                                              14,729,178
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS ( 2.9% )
Applied Materials, Inc. + ...............      2,600             139,425
Integrated Circuit Systems, Inc. + ......      1,600              32,400
Intel Corp. .............................      8,200             501,737
Lattice Semiconductor Corp. + ...........      4,000             163,500
Level One Communications, Inc. + ........      1,900              97,613
LSI Logic Corp. + .......................        900              30,600
Lucent Technologies, Inc. ...............      3,200             192,400
MIPS Technologies, Inc. + ...............        600              23,850
Power Integrations, Inc. + ..............        500              19,625
Tellabs, Inc. + .........................      1,700             186,256
Vitesse Semiconductor Corp. + ...........      4,000             185,250
                                                             -----------
                                                               1,572,656
                                                             -----------

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
UNITED STATES  (CONTINUED)
SPECIALTY CHEMICALS ( 0.3% )
Albemarle Corp. .........................        900         $    19,800
Octel Corp. + ...........................      9,800             137,200
                                                             -----------
                                                                 157,000
                                                             -----------
STEEL ( 0.0% )
Cleveland-Cliffs, Inc. ..................        300              11,944
                                                             -----------
TEXTILES AND APPAREL ( 0.8% )
K-Swiss Inc. ............................      6,000             252,000
Nike, Inc. ..............................      3,100             192,781
                                                             -----------
                                                                 444,781
                                                             -----------
TOBACCO ( 0.0% )
Schweitzer-Mauduit International, Inc. ..        200               3,313
                                                             -----------
TOTAL UNITED STATES (COST $41,947,363)                        44,019,097
                                                             -----------
FOREIGN COMMON STOCKS ( 10.4% )
AUSTRALIA  ( 0.2% )
Telstra Corp. Ltd. (Other
 Telecommunications) + ..................     16,000              86,954
                                                             -----------
BELGIUM  ( 0.1% )
Delhaize-le Lion SA (Food and Drug
 Retail).................................        850              74,459
                                                             -----------
CANADA  ( 0.2% )
Canadian National Railway Co.
 (Surface Transport) ....................      2,000             126,250
                                                             -----------
DENMARK  ( 0.2% )
Carli Gry International A/S
 (Textiles and Apparel) .................      3,000              72,662
Tele Danmark A/S (Other
 Telecommunications).....................        500              51,647
                                                             -----------
TOTAL DENMARK                                                    124,309
                                                             -----------
FINLAND  ( 0.3% )
Nokia Corp., ADR (Other
 Telecommunications).....................      2,000             148,375
                                                            ------------
FRANCE  ( 1.3% )
Accor SA (Consumer Services) ............        200              52,792
Axa (Insurance) .........................        400              51,713
Carrefour SA (Food and Drug Retail) .....        100              79,347
Elf Aquitaine SA (Oil) ..................        500              77,760
Gemini Sogeti SA (Data and Imaging
 Services)...............................        700             107,160
Groupe Danone (Food and Beverage) .......        200              53,532
Scor (Insurance) ........................      1,000              49,935
Societe Generale (Banks and Thrifts) ....        300              53,765
STMicroelectronics
 (Semiconductors and Electronics) + .....        600              62,589
Vivendi (Conglomerate and Aerospace) ....        400              93,565
                                                             -----------
TOTAL FRANCE                                                     682,158
                                                             -----------
GERMANY  ( 0.8% )
Bayericshe Hypo-und Vereinsb
 (Banks and Thrifts) + ..................      1,125              73,435
DaimlerChrysler AG (Automotive) .........        804              79,488
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ....................      1,000              83,578
Douglas Holding AG (Discretionary Retail)        700              32,215
Gehe AG (Health Services) ...............      1,000              46,021


                                      See Notes to Portfolio of Investments.  11

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
GERMANY  (CONTINUED)
Mannesmann AG (Producer Goods) ..........      1,000         $   131,821
                                                             -----------
TOTAL GERMANY                                                    446,558
                                                             -----------
HONG KONG  ( 0.1% )
VTech Holdings Ltd.
 (Electrical Machinery and Instruments) .     14,000              47,868
                                                             -----------
IRELAND  ( 0.4% )
Allied Irish Banks (Banks and Thrifts) ..      4,024              65,135
CRH Plc
 (Forest Products and Building Materials)      4,051              79,930
Waterford Wedgewood
 (Housing and Furnishings) ..............     52,002              50,614
                                                             -----------
TOTAL IRELAND                                                    195,679
                                                             -----------
ITALY  ( 0.7% )
Banca Commerciale Italiana (Banks and
 Thrifts)................................      8,000              65,932
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ..................     19,700              67,319
Istituto Nazionale delle Assicurazioni
 (Insurance) + ..........................     25,600              67,709
Mediaset SpA (Electronic Media) .........      5,100              44,244
Telecom Italia SpA (Other
 Telecommunications).....................     12,100             128,908
                                                             -----------
TOTAL ITALY                                                      374,112
                                                             -----------
JAPAN  ( 1.1% )
Fuji Heavy Industries Ltd. (Automotive) .     10,000              67,021
Kita Kyushu Coca-Cola Bottling Co.
 (Food and Beverage) ....................      1,100              53,634
Mizuno Corp. (Consumer Specialties) .....      9,000              27,822
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ...........         20             117,287
Seino Transportation Co. Ltd.
 (Surface Transport) ....................     11,000              66,443
SoftBank Corp.
 (Semiconductors and Electronics) .......      1,000             133,121
Sony Corp. (Housing and Furnishings) ....        600              56,047
Terumo Corp. (Biotech and Medical
 Products)...............................      3,000              65,346
                                                             -----------
TOTAL JAPAN                                                      586,721
                                                             -----------
NETHERLANDS  ( 1.2% )
Akzo Nobel NV (Specialty Chemicals) .....      1,600              72,364
ING Groep NV (Diversified Financial
 Services)...............................      1,225              75,556
Koninklijke Ahold NV (Food and Drug
 Retail).................................      1,515              56,338
Nutreco Holding NV (Food and Drug Retail)      1,500              60,859
Royal Dutch Petroleum Co. (Oil) .........      3,700             217,144
TNT Post Group NV (Air Transport) .......      1,400              37,769
United Pan-Europe Communications NV
 (Other Telecommunications) + ...........      1,300              67,323
VNU-Verenigde Nederlandes
 Uitgeversbedrijven Verenigd Bezit (Print
 Media)..................................      2,100              85,091
                                                             -----------
TOTAL NETHERLANDS                                                672,444
                                                             -----------
NORWAY  ( 0.3% )
Det Sondenfjelds-Norske Dampskibsselskab
 (Oil Services) + .......................      1,166               9,659
Merkantildata ASA (Data and Imaging
 Services)...............................      6,500              65,113

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                             ---------       -----------
NORWAY  (CONTINUED)
Ocean Rig ASA (Oil Services) + ..........    185,750         $    66,079
                                                             -----------
TOTAL NORWAY                                                     140,851
                                                             -----------
SWEDEN  ( 0.6% )
Autoliv, Inc. (Automotive) ..............      1,800              62,704
Electrolux AB (Housing and Furnishings) .      2,200              44,727
Industrial & Financial Systems
 (Data and Imaging Services) + ++ .......      4,625              37,117
Securitas AB (Commercial Services) ......      4,800              71,335
Skandinaviska Enskilda Banken
 (Banks and Thrifts) ....................      4,200              54,928
Svenska Cellulosa AB (Consumer Products)       2,100              53,804
                                                             -----------
TOTAL SWEDEN                                                     324,615
                                                             -----------
SWITZERLAND  ( 0.5% )
Adecco SA (Commercial Services) .........        100              50,511
Fischer (Georg) AG (Producer Goods) .....        100              37,308
Novartis AG Registered Shares (Drugs) + .         40              58,669
Roche Holding AG (Drugs) ................          5              58,918
UBS AG (Banks and Thrifts) ..............        250              85,060
                                                             -----------
TOTAL SWITZERLAND                                                290,466
                                                             -----------
UNITED KINGDOM  ( 2.4% )
Bank of Scotland (Banks and Thrifts) ....      6,905             103,395
British Aerospace Plc
 (Conglomerate and Aerospace) ...........      5,034              37,689
British Telecom Plc (Other
 Telecommunications).....................     11,901             200,049
Cable & Wireless Plc
 (Other Telecommunications) + ...........      4,000              57,448
Dixons Group Plc (Discretionary Retail) .      3,100              66,235
General Electric Co. Plc
 (Conglomerate and Aerospace) ...........      5,800              61,495
Glaxo Wellcome Plc (Drugs) ..............      1,848              54,689
Granada Group Plc (Electronic Media) + ..      4,610              98,572
Kingfisher Plc (Discretionary Retail) ...      5,520              82,656
National Westminster Bank Plc
 (Banks and Thrifts) ....................      3,600              86,771
Provident Financial Plc (Consumer
 Finance)................................      2,900              48,421
SmithKline Beecham Plc (Drugs) ..........      5,200              68,822
Vodafone Group Plc
 (Other Telecommunications) .............     11,160             205,742
WPP Group Plc (Commercial Services) .....     10,800              95,466
                                                             -----------
TOTAL UNITED KINGDOM                                           1,267,450
                                                             -----------
TOTAL FOREIGN COMMON STOCKS (COST $4,450,606)                  5,589,269
                                                             -----------
TOTAL COMMON STOCKS (COST $46,397,969)                        49,608,366
                                                             -----------
PREFERRED STOCKS ( 0.1% )
GERMANY  ( 0.1% )
Hugo Boss AG (Textiles and Apparel) + ...         50              71,147
                                                             -----------
TOTAL PREFERRED STOCKS (COST $73,497)                             71,147
                                                             -----------


12  See Notes to Portfolio of Investments.

================================================================================

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                           ---------         -----------
LONG-TERM BONDS AND NOTES ( 6.1% )
CORPORATE BONDS  ( 2.9% )
BCH Cayman Islands Ltd.,6.50%,02/15/06 ..  $ 100,000         $    99,189
Capital One Bank,6.57%,01/27/03 .........    150,000             151,093
Chemical Master Credit Card Trust,
 7.09%,02/15/09 .........................     60,000              63,169
Conoco Inc.,5.90%,04/15/04 ..............     30,000              29,850
CVS Corp.,5.50%,02/15/04 ................    100,000              98,500
Ford Motor Credit Corp.,6.63%,10/01/28 ..     60,000              57,595
General Motors Acceptance Corp.,
 6.18%,05/15/33 .........................    160,000             156,940
Guidant Corp.,6.15%,02/15/06 ............     75,000              73,077
Household Finance Corp.,5.88%,09/25/04 ..     45,000              44,370
HSBC Americas, Inc.,7.00%,11/01/06 ......    100,000             102,017
Norwest Financial, Inc.,5.38%,09/30/03 ..     45,000              44,014
Rite Aid Corp.,6.00%,10/01/03 ...........     45,000              43,794
Tenet Healthcare Corp.,7.88%,01/15/03 ...    200,000             197,818
Time Warner, Inc.,9.13%,01/15/13 ........    175,000             213,090
Tyco International Group
 SA,6.13%,01/15/09.......................    160,000             156,456
USA Waste Management, Inc.,6.13%,07/15/01     45,000              45,074
                                                             -----------
TOTAL CORPORATE BONDS (COST $1,571,879)                        1,576,046
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  ( 2.7% )
Federal National Mortgage Association,
 6.00%,06/01/28 - 02/01/29 ..............    349,091             338,618
Federal National Mortgage
 Association-Convertible
 Loan,6.50%,11/01/27.....................    210,639             209,702
Government National Mortgage Association,
 6.50%,01/15/29 .........................    301,432             300,092
Government National Mortgage Association,
 7.00%,02/15/28 .........................    423,548             430,666
Government National Mortgage Association,
 8.00%,07/15/24 .........................    163,556             170,733
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $1,459,116)                                  1,449,811
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS  ( 0.5% )
U.S. Treasury Note,6.25%,02/28/02 .......    200,000             205,562
U.S. Treasury Note,7.50%,10/31/99 .......     25,000              25,324
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $230,154)                230,886
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $3,261,149)              3,256,743
                                                             -----------
SHORT-TERM INVESTMENTS ( 0.5% )
U.S. Treasury Bill,4.42%,08/19/99 @ .....    200,000             197,318
U.S. Treasury Bill,4.43%,08/19/99 @ .....    100,000              98,659
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $296,019)                     295,977
                                                             -----------
TOTAL INVESTMENTS (COST $50,028,634)(A)                       53,232,233

OTHER ASSETS LESS LIABILITIES                                    594,493
                                                             -----------
TOTAL NET ASSETS                                             $53,826,726
                                                             ===========


Notes to Portfolio of Investments

(a) The cost of investments for feeeral tax purposes amounts to $50,319,780. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains........................................ $ 5,724,359

Unrealized losses ......................................  (2,811,906)
                                                         -----------
  Net unrealized gain .................................. $ 2,912,453
                                                         ===========

Information concerning open futures contracts at April 30, 1999 is shown below:

                            No. of       Initial      Expiration      Unrealized
                          Contracts       Value          Date         Gain/(Loss)
                       ------------  -----------  -------------  ----------------
    Long Contracts
----------------------
 Long-Term EURO
 Bond Futures..........     1        $   123,332     May 99        $   1,788

 Swiss Government Bond
 Futures...............     2            174,852     Jun 99            1,392

 TOPIX Index Futures...     2            196,468     Jun 99           22,955
                                     -----------                   ---------
                                     $   496,652                   $  26,135
                                     ===========                   =========
  Short Contracts
-------------------
 Russell 2000 Index
 Futures..............     21        $(4,257,125)    Jun 99        $(289,900)
                                     ===========                   =========

 + Non-income producing security.
++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
+ Restricted security.  This security has been determined to be illiquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.


                                         See Notes to Financial Statements.   13

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
ASCENT (CONTINUED)
================================================================================


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

Information concerning restricted securities at April 30, 1999 is shown below:

                                             ACQUISITION
                                                  DATE                  COST
                                              -----------            ----------
Beacon Capital .....................            03/17/98              $172,000
Industrial & Financial Systems .....            06/12/97                48,763
                                                                      --------
                                                                      $220,763
                                                                      ========


The market value of the total restricted securities above represent 0.31% of the total net assets.

Category percentages are based on net assets.


14 See Notes to Financial Statements.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
CROSSROADS
================================================================================


                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
COMMON STOCKS ( 73.5% )
UNITED STATES ( 64.1% )
AIR TRANSPORT ( 0.7% )
Alaska Air Group, Inc. + ..............           300        $    13,219
America West Holdings Corp. + .........         5,400            112,725
Continental Airlines, Inc. + ..........           100              4,319
Delta Air Lines, Inc. .................         3,000            190,312
UAL Corp. + ...........................            50              4,037
                                                             -----------
                                                                 324,612
                                                             -----------
AUTO PARTS AND HARDWARE ( 0.5% )
Black & Decker Corp. ..................         1,900            107,825
Cooper Tire & Rubber Co. ..............         6,700            146,981
                                                             -----------
                                                                 254,806
                                                             -----------
AUTOMOTIVE ( 0.4% )
Ford Motor Co. ........................         2,600            166,237
General Motors Corp. ..................           200             17,788
                                                             -----------
                                                                 184,025
                                                             -----------
BANKS AND THRIFTS ( 2.4% )
Chase Manhattan Corp. .................         3,200            264,800
Golden State Bancorp, Inc. ............         5,500            135,094
Golden West Financial Corp. ...........         1,100            110,137
J.P. Morgan & Co. .....................         1,700            229,075
Republic New York Corp. ...............         3,200            188,000
UnionBanCal Corp. .....................           300             10,238
Washington Mutual, Inc. ...............         5,200            213,850
                                                             -----------
                                                               1,151,194
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS ( 2.4% )
Alpharma, Inc. ++ .....................         4,200            123,900
Amgen, Inc. + .........................         3,100            190,456
Bio-Rad Labs, Inc. + ..................         3,900            109,200
Copley Pharmaceutical, Inc. + .........         2,400             22,800
Genentech, Inc. + .....................           200             16,925
Guidant Corp. .........................           600             32,212
Hanger Orthopedic Group, Inc. + .......         3,500             51,187
MedImmune, Inc. + .....................         1,400             77,175
Ocular Sciences, Inc. + ...............         1,200             36,600
OEC Medical Systems, Inc. + ...........         6,500            153,969
Osteotech, Inc. + .....................         2,000             72,250
Thermo BioAnalysis Corp. + ............         2,600             44,200
VISX, Inc. + ..........................         1,500            193,125
Xomed Surgical Products, Inc. + .......           300             12,488
                                                             -----------
                                                               1,136,487
                                                             -----------
CHEMICALS ( 0.4% )
Union Carbide Corp. ...................         3,300            171,188
                                                             -----------
COMMERCIAL SERVICES ( 0.3% )
CDI Corp. + ...........................           700             18,594
Deluxe Corp. ..........................         2,200             76,175
Franklin Covey Co. + ..................         2,400             23,250
Galileo International, Inc. ...........           100              4,900
Modis Professional Services + .........         1,100             12,719
                                                             -----------
                                                                 135,638
                                                             -----------

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
COMPUTERS ( 1.9% )
Apple Computer, Inc. + ................         5,900        $   271,400
Hewlett Packard Co. ...................         4,100            323,387
International Business Machines Corp. .           900            188,269
Melita International Corp. + ..........         7,900             97,763
Unisys Corp. + ........................         1,100             34,581
                                                             -----------
                                                                 915,400
                                                             -----------
CONGLOMERATE AND AEROSPACE ( 1.2% )
Boeing Co. ............................         6,000            243,750
Cordant Technologies, Inc. ............           500             23,063
Ducommun, Inc. + ......................         1,400             15,925
Goodrich (B. F.) Co. ..................         2,400             95,400
Kellstrom Industries, Inc. + ..........         2,100             38,719
Loews Corp. ...........................         1,000             73,187
Northrop Grumman Corp. ................         1,100             70,331
                                                             -----------
                                                                 560,375
                                                             -----------
CONSUMER FINANCE ( 0.9% )
Countrywide Credit Industries, Inc. ...         4,800            217,500
Crescent Operating, Inc. + ............           260              1,024
Federal Home Loan Mortgage Corp. ......         1,900            119,225
Federal National Mortgage Association .         1,300             92,218
                                                             -----------
                                                                 429,967
                                                             -----------
CONSUMER PRODUCTS ( 0.4% )
Blyth Industries, Inc. + ..............           200              4,550
Church & Dwight Co., Inc. .............           500             21,406
Procter & Gamble Co. ..................         2,000            187,625
                                                             -----------
                                                                 213,581
                                                             -----------
CONSUMER SERVICES ( 1.9% )
Extended Stay America, Inc. + .........        19,700            206,850
Foodmaker, Inc. + .....................         4,300            103,738
H & R Block, Inc. .....................         2,700            129,937
Lakes Gaming, Inc. + ..................         2,025             19,491
Marriott International, Inc. ..........         2,800            117,250
National R.V. Holdings, Inc. + ........         7,900            204,412
Park Place Entertainment Corp. + ......         8,100             87,581
Promus Hotel Corp. + ..................            92              3,312
Tricon Global Restaurants, Inc. + .....           500             32,188
                                                             -----------
                                                                 904,759
                                                             -----------
CONSUMER SPECIALTIES ( 0.4% )
Brunswick Corp. .......................         1,700             40,800
Russ Berrie & Co., Inc. ...............         1,000             27,188
THQ, Inc. + ...........................         5,700            149,625
                                                             -----------
                                                                 217,613
                                                             -----------
DATA AND IMAGING SERVICES ( 3.1% )
Adobe Systems, Inc. ...................         3,400            215,475
America Online, Inc. ..................         1,200            171,300
BMC Software, Inc. + ..................         3,000            129,187
Computer Associates International, Inc.         5,300            226,244
Electronic Data Systems Corp. .........           200             10,750
Electronics for Imaging, Inc. + .......           301             14,253


                                       See Notes to Portfolio of Investments  15

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
DATA AND IMAGING SERVICES (CONTINUED)
Globix Corp. ..........................           200        $     9,375
Microsoft Corp. + .....................         6,400            520,400
Oracle Corp. + ........................         1,150             31,122
Progress Software Corp. + .............         2,050             46,637
Rational Software Corp. + .............           300              8,888
Remedy Corp. + ........................         1,400             24,500
Seagate Technology, Inc. + ............         2,500             69,687
Xircom, Inc. + ........................         1,900             42,750
                                                             -----------
                                                               1,520,568
                                                             -----------
DISCRETIONARY RETAIL ( 3.8% )
Abercrombie & Fitch Co. + .............           900             85,613
American Eagle Outfitters, Inc. + .....         5,175            386,831
CDW Computer Centers, Inc. + ..........           200             17,900
Costco Companies, Inc. + ..............           500             40,469
Dayton Hudson Co. .....................         3,000            201,937
Federated Department Stores, Inc. + ...         4,900            228,769
Footstar, Inc. + ......................           400             13,525
Gap, Inc. .............................         1,350             89,859
Global DirectMail Corp. + .............         2,300             35,075
Hollywood Entertainment Corp. + .......         1,800             44,438
Kohl's Corp. + ........................           300             19,931
Lowe's Co., Inc. ......................         2,400            126,600
Musicland Stores Corp. + ..............         4,400             47,850
Tandy Corp. ...........................           400             28,975
TJX Companies, Inc. ...................         2,600             86,613
Transport World Entertainment Corp. + .        10,454            160,077
Zale Corp. + ..........................         5,800            219,312
                                                             -----------
                                                               1,833,774
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES ( 1.0% )
Citigroup Inc. ........................         4,300            323,575
Providian Financial Corp. .............         1,100            141,969
Trammell Crow Co. + ...................         1,300             23,400
                                                             -----------
                                                                 488,944
                                                             -----------
DRUGS ( 2.0% )
Abbott Laboratories ...................         2,100            101,718
Allergan, Inc. ........................           200             17,975
Bristol-Myers Squibb Co. ..............         4,800            305,100
Johnson & Johnson .....................         3,300            321,750
Merck & Co., Inc. .....................         1,600            112,400
Pfizer, Inc. ..........................           700             80,544
Roberts Pharmaceutical Corp. + ........           800             13,600
                                                             -----------
                                                                 953,087
                                                             -----------
ELECTRIC UTILITIES ( 0.3% )
DTE Energy Co. ........................           300             12,244
Florida Progress Corp. ................           300             11,550
Niagara Mohawk Holdings Inc. + ........         3,000             40,125
OGE Energy Corp. ......................           300              7,106
PG&E Corp. ............................         3,100             96,294
                                                             -----------
                                                                 167,319
                                                             -----------

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
ELECTRICAL MACHINERY AND INSTRUMENTS ( 0.3% )
Rockwell International Corp. ..........         2,600        $   134,225
                                                             -----------
ELECTRONIC MEDIA ( 1.5% )
CBS Corp. + ...........................         7,500            341,719
Championship Auto Racing Teams, Inc. +            600             18,487
Chris-Craft Industries, Inc. + ........           412             19,364
King World Production, Inc. + .........         5,987            211,042
Pixar, Inc. + .........................           300             12,450
Speedway Motorsports, Inc. + ..........           200              8,675
Viacom, Inc. + ........................         2,300             94,012
                                                             -----------
                                                                 705,749
                                                             -----------
FOOD AND BEVERAGE ( 0.6% )
IBP, Inc. .............................           600             12,150
J & J Snack Foods Corp. + .............         7,100            154,425
Michael Foods, Inc. ...................           700             16,013
Pilgrim's Pride Corp. .................           400              7,450
Quaker Oats Co. .......................         1,800            116,212
Suiza Foods Corp. + ...................           100              3,756
                                                             -----------
                                                                 310,006
                                                             -----------
FOOD AND DRUG RETAIL ( 0.8% )
Casey's General Stores, Inc. ..........         3,800             50,350
CVS Corp. .............................           100              4,763
Safeway, Inc. + .......................         4,300            231,931
SUPERVALU, Inc. .......................         4,500             93,937
                                                             -----------
                                                                 380,981
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 1.3% )
Ball Corp. ............................           100              5,494
Boise Cascade Corp. ...................         3,000            120,750
Centex Construction Products, Inc. ....         1,200             42,450
Georgia-Pacific Group .................         1,300            120,250
Georgia-Pacific Corp. (Timber Group) ..           800             20,600
Lafarge Corp. .........................           500             16,906
Lone Star Industries, Inc. ............         3,700            132,044
Southdown, Inc. .......................           400             25,625
Texas Industries, Inc. ................         4,300            132,762
USG Corp. .............................           300             17,513
                                                             -----------
                                                                 634,394
                                                             -----------
GAS UTILITIES ( 0.4% )
Eastern Enterprises ...................         1,900             68,281
Energen Corp. .........................         4,400             75,900
KN Energy, Inc. .......................           500             10,313
Sempra Energy .........................         1,804             37,433
                                                             -----------
                                                                 191,927
                                                             -----------
HEALTH SERVICES ( 0.5% )
Lincare Holdings Inc. + ...............         1,600             47,400
United Healthcare Corp. ...............         3,700            207,663
                                                             -----------
                                                                 255,063
                                                             -----------
HOUSING AND FURNISHINGS ( 1.3% )
Centex Corp. ..........................         1,400             51,188
Kaufman & Broad Home Corp. ............           400              9,725
Lennar Corp. ..........................         2,300             55,631


16  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
HOUSING AND FURNISHINGS (CONTINUED)
MDC Holdings, Inc. ....................         9,000        $   176,625
Pulte Corp. ...........................         1,800             40,725
Ryland Group, Inc. ....................         5,800            152,250
Winsloew Furniture, Inc. + ............         4,300            133,837
                                                             -----------
                                                                 619,981
                                                             -----------
INDUSTRIAL SERVICES ( 0.2% )
Dames & Moore Group ...................         6,500             76,375
Modtech, Inc. + .......................           340              3,018
Reckson Service Industries, Inc. + ....           320              3,920
                                                             -----------
                                                                  83,313
                                                             -----------
INSURANCE ( 1.1% )
Allstate Corp. (The) ..................         2,400             87,300
American General Corp. ................           900             66,600
Conseco, Inc. .........................         1,400             44,187
Lincoln National Corp. ................         2,300            220,944
Marsh & McLennan Co., Inc. ............         1,300             99,531
MGIC Investment Corp. .................           700             33,994
                                                             -----------
                                                                 552,556
                                                             -----------
INVESTMENT SERVICES ( 0.1% )
Lehman Brothers Holdings Inc. .........           700             38,894
                                                             -----------
MAJOR TELECOMMUNICATIONS ( 1.2% )
ALLTEL Corp. ..........................           100              6,744
Bell Atlantic Corp. ...................         1,400             80,675
BellSouth Corp. .......................         6,900            308,775
Century Telephone Enterprises, Inc. ...           200              8,050
Sprint Corp. ..........................         1,700            174,356
                                                             -----------
                                                                 578,600
                                                             -----------
MISCELLANEOUS METALS ( 0.0% )
Titanium Metals Corp. .................         1,500             11,063
                                                            ------------
OIL ( 1.2% )
Ashland Oil, Inc. .....................         1,700             71,825
Belco Oil & Gas Corp. .................        14,000            106,750
Penn Virginia Corp. ...................         4,800             94,800
Sunoco Inc. ...........................         3,900            139,425
Tesoro Petroleum Corp. + ..............        13,300            150,456
Union Pacific Resources Group Inc. ....           400              5,600
                                                             -----------
                                                                 568,856
                                                             -----------
OIL SERVICES ( 1.3% )
Atwood Oceanics, Inc. + ...............         3,400            118,575
Global Marine Inc. + ..................         1,300             19,337
Helmerich & Payne, Inc. ...............         7,500            193,125
Pool Energy Services Co. + ............         1,900             34,081
Pride International, Inc. + ...........         6,900             80,644
SEACOR SMIT Holdings + ................           500             26,469
Seitel, Inc. + ........................         5,800            100,775
Tidewater, Inc. .......................           400             10,600
Transocean Offshore Inc. ..............           600             17,813
Trico Marine Services, Inc. + .........         3,900             30,956
                                                             -----------
                                                                 632,375
                                                             -----------

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
OTHER TELECOMMUNICATIONS ( 0.0% )
Cincinnati Bell Inc. ..................           200        $     4,525
Citizens Utilities Co. + ..............           304              3,059
                                                             -----------
                                                                   7,584
                                                             -----------
PRINT MEDIA ( 1.4% )
Knight-Ridder, Inc. ...................         6,700            360,544
McClatchy Co. .........................           200              7,175
New York Times Co. ....................         1,700             58,650
Thomas Nelson, Inc. ...................         2,900             29,362
Times Mirror Co. ......................         3,400            198,900
                                                             -----------
                                                                 654,631
                                                             -----------
PRODUCER GOODS ( 1.1% )
FMC Corp. + ...........................         1,400             91,000
Ingersoll-Rand Co. ....................         1,800            124,537
Milacron, Inc. ........................         4,200             96,600
Parker-Hannifin Corp. .................           600             28,162
RTI International Metals, Inc. + ......         2,700             35,944
Tecumseh Products Co. .................           300             18,338
Trinity Industries, Inc. ..............           100              3,481
Tyco International Ltd. ...............         1,576            128,020
                                                             -----------
                                                                 526,082
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS ( 22.9% )
AMB Property Corp. ....................           300              6,600
American Health Properties, Inc. ......         1,000             19,813
Apartment Investment & Management Co. .        13,100            524,819
Archstone Communities Trust ...........         5,000            113,437
Arden Realty Group, Inc. ..............         3,200             80,000
Avalon Bay Communities, Inc. ..........         4,804            168,140
Beacon Capital + + ....................         6,500             98,312
Bedford Property Investors, Inc. ......         1,400             24,063
Boston Properties, Inc. ...............         2,400             87,150
Brandywine Realty Trust ...............         6,600            124,575
Cabot Industrial Trust ................         1,500             30,563
Camden Property Trust .................        14,715            397,305
Captec Net Lease Realty, Inc. .........         2,400             31,425
CBL & Associates Properties, Inc. .....        19,600            481,425
Colonial Properties Trust .............         9,800            268,275
Cousins Properties, Inc. ..............         3,800            132,050
Crescent Real Estate Equities, Inc. ...         6,000            134,250
Criimi Mae, Inc. ......................        21,900             50,644
Duke Realty Investments, Inc. .........        15,100            354,850
Equity Office Properties Trust ........        24,000            661,500
Equity One, Inc. ......................         1,800             16,313
Equity Residential Properties Trust ...        14,200            656,750
Essex Property Trust, Inc. ............         5,100            160,969
First Industrial Realty Trust, Inc. ...         6,900            185,437
Franchise Finance Corp. of America ....         3,500             81,156
General Growth Properties, Inc. .......         3,500            128,844
Glenborough Realty Trust, Inc. ........         8,900            152,969
Glimcher Realty Trust .................         1,600             27,100
Golf Trust of America, Inc. ...........         3,200             71,000


                                      See Notes to Portfolio of Investments.  17

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Health Care REIT, Inc. ................        13,800        $   324,300
Healthcare Realty Trust, Inc. .........        14,688            320,382
Highwood Properties, Inc. .............         5,400            139,050
Home Properties of New York, Inc. .....         3,500             90,562
HRPT Properties Trust .................        18,900            276,412
Imperial Credit Commercial Mortgage
 Investment Corp. .....................         1,200             11,775
Innkeepers USA Trust ..................         5,800             59,812
Kilroy Realty Corp. ...................         3,000             70,687
Kimco Realty Corp. ....................        12,200            478,850
Koger Equity, Inc. ....................         6,800             99,875
Kranzco Realty Trust ..................         7,400            103,600
Lexington Corporate Properties Trust ..         1,300             14,869
Liberty Property Trust ................         3,800             91,675
LTC Properties, Inc. ..................         2,100             28,219
Meditrust Companies Corp. .............         2,900             36,069
National Golf Properties, Inc. ........         1,801             45,248
OMEGA Healthcare Investors, Inc. ......         7,600            200,450
Parkway Properties, Inc. ..............         4,200            121,800
Pennsylvania Real Estate Investment
 Trust.................................         6,500            134,062
Post Properties, Inc. .................        14,400            570,600
Prentiss Properties Trust .............         2,300             49,738
Prime Retail, Inc. ....................         2,200             18,975
PS Business Parks, Inc. ...............        24,300            568,012
Public Storage, Inc. ..................         6,704            186,874
Reckson Associates Realty Corp. .......         4,300             96,750
Regency Realty Corp. ..................        12,200            263,825
RFS Hotel Investors, Inc. .............         1,900             26,838
Simon Property Group, Inc. ............        11,400            327,037
Sovran Self Storage, Inc. .............           900             21,994
Starwood Financial Trust ..............            33              1,751
Starwood Hotels & Resort Worldwide,
 Inc...................................        14,300            524,631
Sun Communities, Inc. .................         2,100             73,500
Tower Realty Trust, Inc. ..............         1,600             32,800
Vornado Operating Co. + ...............           280              1,960
Vornado Realty Trust ..................         5,600            218,400
Weeks Corp. ...........................         5,600            173,950
                                                             -----------
                                                              11,075,066
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS ( 2.5% )
Applied Materials, Inc. + .............         1,200             64,350
Integrated Circuit Systems, Inc. + ....         2,100             42,525
Intel Corp. ...........................         5,600            342,650
Lattice Semiconductor Corp. + .........         1,500             61,313
Level One Communications, Inc. + ......         2,300            118,162
LSI Logic Corp. + .....................         4,000            136,000
Lucent Technologies, Inc. .............         2,900            174,362
MIPS Technologies, Inc. + .............           700             27,825
Park Electrochemical Corp. ............         1,100             26,263
Power Integrations, Inc. + ............           900             35,325
Tellabs, Inc. + .......................           600             65,737

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Vitesse Semiconductor Corp. + .........         2,400        $   111,150
                                                             -----------
                                                               1,205,662
                                                             -----------
SPECIALTY CHEMICALS ( 0.1% )
Albemarle Corp. .......................           800             17,600
Octel Corp. + .........................         2,400             33,600
                                                             -----------
                                                                  51,200
                                                             -----------
STEEL ( 0.0% )
Cleveland-Cliffs, Inc. ................           200              7,963
                                                             -----------
TEXTILES AND APPAREL ( 0.3% )
Nike, Inc. ............................         2,400            149,250
                                                             -----------
TOBACCO ( 0.0% )
Schweitzer-Mauduit International, Inc.            100              1,656
                                                             -----------
TOTAL UNITED STATES (COST $29,668,500)                        30,940,414
                                                             -----------
FOREIGN COMMON STOCKS ( 9.4% )
AUSTRALIA ( 0.3% )
Telstra Corp. Ltd.
 (Other Telecommunications) + .........        22,500            122,278
                                                             -----------
BELGIUM ( 0.1% )
Delhaize-le Lion SA (Food and Drug
 Retail)...............................           550             48,179
                                                             -----------
CANADA ( 0.1% )
Canadian National Railway Co.
 (Surface Transport) ..................         1,000             63,125
                                                             -----------
DENMARK ( 0.2% )
Carli Gry International A/S
 (Textiles and Apparel) ...............         1,800             43,597
Tele Danmark A/S (Other
 Telecommunications)...................           700             72,306
                                                             -----------
TOTAL DENMARK                                                    115,903
                                                            ------------
FINLAND ( 0.2% )
Nokia Corp., ADR (Other
 Telecommunications)...................         1,200             89,025
                                                             -----------
FRANCE ( 1.3% )
Accor SA (Consumer Services) ..........           200             52,792
Axa (Insurance) .......................           300             38,785
Carrefour SA (Food and Drug Retail) ...           100             79,346
Elf Aquitaine SA (Oil) ................           600             93,311
Gemini Sogeti SA (Data and Imaging
 Services).............................           600             91,852
Groupe Danone (Food and Beverage) .....           300             80,299
Scor (Insurance) ......................           500             24,968
Societe Generale (Banks and Thrifts) ..           300             53,765
STMicroelectronics
 (Semiconductors and Electronics) + ...           500             52,157
Vivendi (Conglomerate and Aerospace) ..           300             70,174
                                                             -----------
TOTAL FRANCE                                                     637,449
                                                             -----------
GERMANY ( 0.8% )
Bayericshe Hypo-und Vereinsb
 (Banks and Thrifts) + ................           975             63,644
DaimlerChrysler AG (Automotive) .......           703             69,502
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ..................           800             66,862


18  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
GERMANY (CONTINUED)
Douglas Holding AG (Discretionary
 Retail)...............................           700        $    32,215
Gehe AG (Health Services) .............           800             36,817
Mannesmann AG (Producer Goods) ........           700             92,275
                                                             -----------
TOTAL GERMANY                                                    361,315
                                                             -----------
HONG KONG ( 0.1% )
VTech Holdings Ltd.
 (Electrical Machinery and Instruments)        12,000             41,030
                                                            ------------
IRELAND ( 0.4% )
Allied Irish Banks (Banks and Thrifts)          6,024             97,509
CRH Plc
 (Forest Products and Building
 Materials)............................         4,051             79,929
Waterford Wedgewood
 (Housing and Furnishings) ............        39,352             38,302
                                                             -----------
TOTAL IRELAND                                                    215,740
                                                             -----------
ITALY ( 0.6% )
Banca Commerciale Italiana (Banks and
 Thrifts)..............................         6,000             49,449
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ................        17,100             58,434
Istituto Nazionale delle Assicurazioni
 (Insurance) + ........................        21,900             57,923
Mediaset SpA (Electronic Media) .......         4,200             36,436
Telecom Italia SpA
 (Other Telecommunications) ...........         9,200             98,013
                                                             -----------
TOTAL ITALY                                                      300,255
                                                             -----------
JAPAN ( 0.9% )
Fuji Heavy Industries Ltd. (Automotive)         8,000             53,617
Kita Kyushu Coca-Cola Bottling Co.
 (Food and Beverage) ..................         1,100             53,634
Mizuno Corp. (Consumer Specialties) ...         7,000             21,639
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + .........            10             58,644
Seino Transportation Co. Ltd.
 (Surface Transport) ..................        12,000             72,484
SoftBank Corp.
 (Semiconductors and Electronics) .....           800            106,497
Sony Corp. (Housing and Furnishings) ..           400             37,364
Terumo Corp. (Biotech and Medical
 Products).............................         2,000             43,564
                                                             -----------
TOTAL JAPAN                                                      447,443
                                                             -----------
NETHERLANDS ( 1.1% )
Akzo Nobel NV (Specialty Chemicals) ...         1,201             54,277
ING Groep NV (Diversified Financial
 Services).............................           955             58,903
Koninklijke Ahold NV (Food and Drug
 Retail)...............................         1,313             48,827
Nutreco Holding NV (Food and Drug
 Retail)...............................         1,200             48,687
Royal Dutch Petroleum Co. (Oil) .......         2,500            146,719
TNT Post Group NV (Air Transport) .....         1,200             32,373
United Pan-Europe Communications NV
 (Other Telecommunications) + .........         1,100             56,966

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
NETHERLANDS (CONTINUED)
VNU-Verenigde Nederlandes
 Uitgeversbedrijven Verenigd Bezit
 (Print Media) ........................         2,100        $    85,091
                                                             -----------
TOTAL NETHERLANDS                                                531,839
                                                             -----------
NORWAY ( 0.3% )
Det Sondenfjelds-Norske
 Dampskibsselskab
 (Oil Services) + .....................           316              2,618
Merkantildata ASA (Data and Imaging
 Services).............................         4,800             48,083
Ocean Rig ASA (Oil Services) + ........       153,300             54,535
Tomra Systems ASA (Producer Goods) ....         1,200             47,775
                                                            --------------
TOTAL NORWAY                                                     153,011
                                                            --------------
SWEDEN ( 0.5% )
Autoliv, Inc. (Automotive) ............         1,200             41,802
Electrolux AB (Housing and Furnishings)         1,800             36,595
Industrial & Financial Systems
 (Data and Imaging Services) + ++ .....         4,125             33,104
Securitas AB (Commercial Services) ....         4,400             65,391
Skandinaviska Enskilda Banken
 (Banks and Thrifts) ..................         3,300             43,158
Svenska Cellulosa AB (Consumer
 Products).............................         1,600             40,994
                                                             -----------
TOTAL SWEDEN                                                     261,044
                                                             -----------
SWITZERLAND ( 0.6% )
Adecco SA (Commercial Services) .......           100             50,511
Fischer (Georg) AG (Producer Goods) ...           100             37,308
Novartis AG Registered Shares (Drugs) +            40             58,669
Roche Holding AG (Drugs) ..............             5             58,918
UBS AG (Banks and Thrifts) ............           200             68,048
                                                             -----------
TOTAL SWITZERLAND                                                273,454
                                                             -----------
UNITED KINGDOM ( 1.9% )
Bank of Scotland (Banks and Thrifts) ..         5,382             80,590
British Aerospace Plc
 (Conglomerate and Aerospace) .........         9,161             68,588
British Telecom Plc
 (Other Telecommunications) ...........         3,530             59,337
Cable & Wireless Plc
 (Other Telecommunications) + .........         3,100             44,523
Dixons Group Plc (Discretionary Retail)         2,400             51,278
General Electric Co. Plc
 (Conglomerate and Aerospace) .........         4,800             50,892
Glaxo Wellcome Plc (Drugs) ............         1,635             48,386
Granada Group Plc (Electronic Media) +          3,587             76,698
Kingfisher Plc (Discretionary Retail) .         4,088             61,213
National Westminster Bank Plc
 (Banks and Thrifts) ..................         2,700             65,079
Provident Financial Plc (Consumer
 Finance)..............................         2,400             40,072
SmithKline Beecham Plc (Drugs) ........         3,600             47,646
Vodafone Group Plc
 (Other Telecommunications) ...........         8,623            158,971
WPP Group Plc (Commercial Services) ...         6,400             56,572
                                                             -----------
TOTAL UNITED KINGDOM                                             909,845
                                                             -----------


                                      See Notes to Portfolio of Investments.  19

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
CROSSROADS (CONTINUED)
================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
TOTAL FOREIGN COMMON STOCKS (COST $3,712,668)                $ 4,570,939
                                                             -----------
TOTAL COMMON STOCKS (COST $33,381,168)                        35,511,353
                                                             -----------
PREFERRED STOCKS ( 0.0% )
GERMANY  ( 0.0% )
Hugo Boss AG (Textiles and Apparel) + .           20              28,459
                                                             -----------
TOTAL PREFERRED STOCKS (COST $42,631)                             28,459
                                                             -----------
                                          PRINCIPAL
                                            AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES ( 21.2% )
CORPORATE BONDS ( 10.8% )
BankAmerica Corp.,7.88%,12/01/02 ......   $   200,000            212,908
BCH Cayman Islands Ltd.,6.50%,02/15/06        300,000            297,567
Capital One Bank,6.57%,01/27/03 .......       400,000            402,916
Chemical Master Credit Card Trust,
 7.09%,02/15/09 .......................       145,000            152,657
Conoco Inc.,5.90%,04/15/04 ............        70,000             69,650
CVS Corp.,5.50%,02/15/04 ..............       300,000            295,500
Ford Motor Credit Corp.,6.63%,10/01/28        210,000            201,581
General Motors Acceptance Corp.,
 6.18%,05/15/33 .......................       500,000            490,437
GTE Corp.,9.38%,12/01/00 ..............       100,000            105,670
Guidant Corp.,6.15%,02/15/06 ..........       150,000            146,154
Household Finance Corp.,5.88%,09/25/04        145,000            142,969
IMC Global, Inc.,7.63%,11/01/05 .......       200,000            208,562
Korean Development Bank,7.13%,09/17/01        150,000            149,669
MBIA, Inc.,6.63%,10/01/28 .............       200,000            188,788
National Australia Bank,6.40%,12/10/07        200,000            200,008
Norwest Financial, Inc.,5.38%,09/30/03        145,000            141,823
Raytheon Co.,6.15%,11/01/08 ++ ........       200,000            196,264
Rite Aid Corp.,6.00%,10/01/03 .........       145,000            141,114
Simon Debartolo Group,
 Inc.,6.63%,06/15/03...................       300,000            297,480
Tenet Healthcare Corp.,7.88%,01/15/03 .       250,000            247,273
Time Warner, Inc.,9.13%,01/15/13 ......       250,000            304,415
Tyco International Group
 SA,6.13%,01/15/09.....................       500,000            488,925
USA Waste Management,
 Inc.,6.13%,07/15/01...................       145,000            145,239
                                                             -----------
TOTAL CORPORATE BONDS (COST $5,264,354)                        5,227,569
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ( 9.8% )
Federal National Mortgage Association,
 6.00%,06/01/28 - 02/01/29 ............     1,844,174          1,788,752
Federal National Mortgage Association -
 Convertible Loan,6.50%,02/01/28 ......       560,054            557,564
Government National Mortgage
 Association,
 6.50%,01/15/29 .......................       753,580            750,230
Government National Mortgage
 Association,
 7.00%,08/15/27 - 01/15/28 ............     1,286,446          1,380,064
Government National Mortgage
 Association,
 8.00%,07/15/24 .......................       280,382            292,685
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $4,736,791)                                  4,697,295
                                                             -----------

                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
                                          --------------     --------------
U.S. GOVERNMENT OBLIGATIONS ( 0.6% )
U.S. Treasury Note,5.25%,08/15/03 .....    $  300,000        $   299,859
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $302,868)                299,859
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $10,304,013)            10,224,723
                                                             -----------
SHORT-TERM INVESTMENTS ( 3.5% )
Federal Home Loan Bank,4.80%,05/03/99 .     1,379,000          1,379,000
U.S. Treasury Bill,4.42%,08/19/99 @ ...       200,000            197,318
U.S. Treasury Bill,4.43%,08/19/99 @ ...       100,000             98,659
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,675,019)                 1,674,977
                                                             -----------
TOTAL INVESTMENTS (COST $45,402,831)(A)                       47,439,512
OTHER ASSETS LESS LIABILITIES                                    845,139
                                                             -----------
TOTAL NET ASSETS                                             $48,284,651
                                                             ============


Notes to Portfolio of Investments

(a) The cost of investments for feeeral tax purposes amounts to $45,607,772. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains........................................ $ 4,083,827

Unrealized losses ......................................  (2,252,087)
                                                         -----------
  Net unrealized gain .................................. $ 1,831,740
                                                         ===========

Information concerning open futures contracts at April 30, 1999 is shown below:


                            No. of       Initial      Expiration      Unrealized
                          Contracts       Value          Date         Gain/(Loss)
                       ------------  -----------  -------------  ----------------
    Long Contracts
----------------------
 Long-Term EURO
 Bond Futures..........     2        $   246,643     May 99        $     3,597

 Swiss Government Bond
 Futures...............     3            262,325     Jun 99              1,392

 TOPIX Index Futures...     2            198,468     Jun 99             22,135
                                     -----------                   ------------
                                     $   707,436                   $    28,595
                                     ===========                   ============


20 See Notes to Financial Statements.

================================================================================

                            No. of       Initial      Expiration      Unrealized
                          Contracts       Value          Date         Gain/(Loss)
                       ------------  -----------  -------------  ----------------
  Short Contracts
-------------------
 Russell 2000 Index
 Futures..............     15        $(3,037,133)    Jun 99        $   (210,742)
                                     ===========                   =============

 + Non-income producing security.
++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
+ Restricted security.  This security has been determined to be illiquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.


Information concerning restricted securities at April 30, 1999 is shown below:

                                          ACQUISITION
                                              DATE                 COST
                                          ------------           ---------
Beacon Capital .....................        03/17/98             $130,000
Industrial & Financial Systems .....        06/12/97               43,491
Raytheon Co. .......................        11/02/98              199,491
                                                                 --------
                                                                 $372,982
                                                                 ========


The market value of the total restricted securities above represent 0.68% of the total net assets.

Category percentages are based on net assets.


                                          See Notes to Financial Statements.  21

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
LEGACY
================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
COMMON STOCKS ( 49.9% )
UNITED STATES ( 42.3% )
AIR TRANSPORT ( 0.3% )
Alaska Air Group, Inc. + .............           100         $     4,406
Delta Air Lines, Inc. ................         1,300              82,469
UAL Corp. + ..........................           100               8,075
                                                             -----------
                                                                  94,950
                                                             -----------
AUTO PARTS AND HARDWARE ( 0.4% )
Black & Decker Corp. .................           800              45,400
Cooper Tire & Rubber Co. .............         3,000              65,813
                                                             -----------
                                                                 111,213
                                                             -----------
AUTOMOTIVE ( 0.3% )
Ford Motor Co. .......................         1,100              70,331
General Motors Corp. .................           100               8,894
                                                             -----------
                                                                  79,225
                                                             -----------
BANKS AND THRIFTS ( 1.2% )
Chase Manhattan Corp. ................         1,400             115,850
Dime Bancorp, Inc. ...................           100               2,306
Golden State Bancorp, Inc. ...........         1,900              46,669
Golden West Financial Corp. ..........           400              40,050
J.P. Morgan & Co. ....................           700              94,325
Republic New York Corp. ..............         1,300              76,375
Washington Mutual, Inc. ..............           100               4,112
                                                             -----------
                                                                 379,687
                                                             -----------
BIOTECH AND MEDICAL PRODUCTS ( 1.5% )
Alpharma, Inc. ++ ....................         1,800              53,100
Amgen, Inc. + ........................         1,400              86,012
Bio-Rad Labs, Inc. + .................         1,700              47,600
Copley Pharmaceutical, Inc. + ........         3,000              28,500
Guidant Corp. ........................           200              10,738
Hanger Orthopedic Group, Inc. + ......         1,900              27,787
MedImmune, Inc. + ....................           600              33,075
Ocular Sciences, Inc. + ..............           800              24,400
OEC Medical Systems, Inc. + ..........         1,700              40,269
Osteotech, Inc. + ....................           900              32,512
VISX, Inc. + .........................           700              90,125
Xomed Surgical Products, Inc. + ......           100               4,163
                                                             -----------
                                                                 478,281
                                                             -----------
CHEMICALS ( 0.1% )
Union Carbide Corp. ..................           600              31,125
                                                             -----------
COMMERCIAL SERVICES ( 0.3% )
CDI Corp. + ..........................           300               7,969
Deluxe Corp. .........................           500              17,312
Franklin Covey Co. + .................         1,000               9,688
Galileo International, Inc. ..........           100               4,900
Modis Professional Services + ........           400               4,625
Valassis Communications, Inc. + ......         1,000              56,000
                                                             -----------
                                                                 100,494
                                                             -----------
COMPUTERS ( 1.1% )
Apple Computer, Inc. + ...............         2,600             119,600
Hewlett Packard Co. ..................         1,800             141,975

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
COMPUTERS (CONTINUED)
International Business Machines Corp.            300         $    62,756
Melita International Corp. + .........           500               6,188
                                                             -----------
                                                                 330,519
                                                             -----------
CONGLOMERATE AND AEROSPACE ( 0.8% )
Boeing Co. ...........................         2,700             109,687
Cordant Technologies, Inc. ...........           200               9,225
Ducommun, Inc. + .....................         1,500              17,063
General Electric Co. .................           101              10,656
Goodrich (B. F.) Co. .................         1,100              43,725
Loews Corp. ..........................           400              29,275
Northrop Grumman Corp. ...............           600              38,362
                                                             -----------
                                                                 257,993
                                                             -----------
CONSUMER FINANCE ( 0.7% )
Countrywide Credit Industries, Inc. ..         2,100              95,156
Federal National Mortgage Association          1,700             120,594
                                                             -----------
                                                                 215,750
                                                             -----------
CONSUMER PRODUCTS ( 0.3% )
Blyth Industries, Inc. + .............           100               2,275
Church & Dwight Co., Inc. ............           200               8,563
Procter & Gamble Co. .................           800              75,050
                                                             -----------
                                                                  85,888
                                                             -----------
CONSUMER SERVICES ( 1.4% )
Extended Stay America, Inc. + ........         8,700              91,350
Foodmaker, Inc. + ....................           600              14,475
H & R Block, Inc. ....................         1,100              52,937
Lakes Gaming, Inc. + .................           900               8,663
Marriott International, Inc. .........         2,200              92,125
National R.V. Holdings, Inc. + .......         3,650              94,444
Park Place Entertainment Corp. + .....         3,600              38,925
Promus Hotel Corp. + .................           100               3,600
Sonic Corp. + ........................           950              26,719
Tricon Global Restaurants, Inc. + ....           300              19,312
                                                             -----------
                                                                 442,550
                                                             -----------
CONSUMER SPECIALTIES ( 0.2% )
Brunswick Corp. ......................           700              16,800
Russ Berrie & Co., Inc. ..............           600              16,313
THQ, Inc. + ..........................         1,100              28,875
                                                             -----------
                                                                  61,988
                                                             -----------
DATA AND IMAGING SERVICES ( 2.2% )
Adobe Systems, Inc. ..................         1,500              95,062
America Online, Inc. .................           700              99,925
BMC Software, Inc. + .................         1,200              51,675
Computer Associates International,
 Inc..................................         2,500             106,719
Electronic Data Systems Corp. ........           100               5,375
Globix Corp. .........................           100               4,688
Great Plains Software, Inc. + ........           200               6,113
Microsoft Corp. + ....................         3,000             243,937
Oracle Corp. + .......................           300               8,119
Progress Software Corp. + ............           550              12,512
Remedy Corp. + .......................           700              12,250


22  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
DATA AND IMAGING SERVICES (CONTINUED)
Seagate Technology, Inc. + ...........         1,100         $    30,662
Symantec Corp. + .....................           300               5,963
Xircom, Inc. + .......................           700              15,750
                                                             -----------
                                                                 698,750
                                                             -----------
DISCRETIONARY RETAIL ( 2.5% )
Abercrombie & Fitch Co. + ............           400              38,050
American Eagle Outfitters, Inc. + ....         1,950             145,762
Cato Corp. (The) .....................         2,600              29,250
CDW Computer Centers, Inc. + .........           100               8,950
Costco Companies, Inc. + .............           200              16,188
Dayton Hudson Co. ....................           700              47,119
Federated Department Stores, Inc. + ..         2,200             102,712
Footstar, Inc. + .....................           200               6,763
Gap, Inc. ............................           600              39,937
Global DirectMail Corp. + ............           300               4,575
Hollywood Entertainment Corp. + ......         1,000              24,687
Kohl's Corp. + .......................           100               6,644
Lowe's Co., Inc. .....................         1,000              52,750
Musicland Stores Corp. + .............         3,200              34,800
Tandy Corp. ..........................           200              14,488
TJX Companies, Inc. ..................         1,800              59,962
Transport World Entertainment Corp. +          4,900              75,031
Zale Corp. + .........................         1,900              71,844
                                                             -----------
                                                                 779,512
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES ( 0.5% )
Citigroup Inc. .......................         1,600             120,400
Providian Financial Corp. ............           150              19,359
Trammell Crow Co. + ..................           600              10,800
                                                             -----------
                                                                 150,559
                                                             -----------
DRUGS ( 1.4% )
Abbott Laboratories ..................         1,300              62,969
Bristol-Myers Squibb Co. .............         2,200             139,837
Johnson & Johnson ....................         1,500             146,250
Merck & Co., Inc. ....................           800              56,200
Pfizer, Inc. .........................           300              34,519
Roberts Pharmaceutical Corp. + .......           300               5,100
                                                             -----------
                                                                 444,875
                                                             -----------
ELECTRIC UTILITIES ( 0.2% )
Allegheny Energy, Inc. ...............           100               3,406
DTE Energy Co. .......................           200               8,163
Florida Progress Corp. ...............           100               3,850
GPU, Inc. ............................           300              11,437
Niagara Mohawk Holdings Inc. + .......         1,400              18,725
OGE Energy Corp. .....................           100               2,369
PG&E Corp. ...........................           300               9,319
                                                             -----------
                                                                  57,269
                                                             -----------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 0.2% )
Rockwell International Corp. .........         1,000              51,625
                                                             -----------
ELECTRONIC MEDIA ( 1.1% )
CBS Corp. + ..........................         3,400             154,912

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
ELECTRONIC MEDIA (CONTINUED)
Chris-Craft Industries, Inc. + .......           206         $     9,682
Emmis Communications Corp. + .........           200               9,000
King World Production, Inc. + ........         3,132             110,403
Pixar, Inc. + ........................           100               4,150
Viacom, Inc. + .......................         1,200              49,050
                                                             -----------
                                                                 337,197
                                                             -----------
FOOD AND BEVERAGE ( 0.7% )
American Italian Pasta Co. + .........         1,300              34,938
IBP, Inc. ............................           200               4,050
J & J Snack Foods Corp. + ............         1,700              36,975
M & F Worldwide Corp. + ..............         8,100              65,812
Michael Foods, Inc. ..................           300               6,863
Quaker Oats Co. ......................         1,200              77,475
                                                             -----------
                                                                 226,113
                                                             -----------
FOOD AND DRUG RETAIL ( 0.7% )
Casey's General Stores, Inc. .........         2,300              30,475
Safeway, Inc. + ......................         1,900             102,481
SUPERVALU, Inc. ......................         3,700              77,238
                                                             -----------
                                                                 210,194
                                                             -----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 0.6% )
Boise Cascade Corp. ..................           800              32,200
Centex Construction Products, Inc. ...           400              14,150
Georgia-Pacific Corp. ................           500              46,250
Georgia-Pacific Corp. ................           300               7,725
Lafarge Corp. ........................           200               6,762
Lone Star Industries, Inc. ...........         1,600              57,100
Owens Corning ........................           100               3,563
Southdown, Inc. ......................           200              12,812
USG Corp. ............................           100               5,838
                                                             -----------
                                                                 186,400
                                                             -----------
GAS UTILITIES ( 0.3% )
Eastern Enterprises ..................         1,400              50,312
Energen Corp. ........................         2,400              41,400
KN Energy, Inc. ......................           100               2,063
Sempra Energy ........................           751              15,583
                                                             -----------
                                                                 109,358
                                                             -----------
HEALTH SERVICES ( 0.4% )
Lincare Holdings Inc. + ..............         1,100              32,588
United Healthcare Corp. ..............         1,900             106,637
                                                             -----------
                                                                 139,225
                                                             -----------
HOUSING AND FURNISHINGS ( 0.8% )
Centex Corp. .........................           600              21,938
Lennar Corp. .........................         1,000              24,188
MDC Holdings, Inc. ...................         3,300              64,762
O'Sullivan Industries + ..............         3,400              53,550
Pulte Corp. ..........................           600              13,575
Ryland Group, Inc. ...................           400              10,500
Winsloew Furniture, Inc. + ...........         1,800              56,025
                                                             -----------
                                                                 244,538
                                                             -----------


                                      See Notes to Portfolio of Investments.  23

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
INDUSTRIAL SERVICES ( 0.1% )
Dames & Moore Group ..................         2,500         $    29,375
Modtech, Inc. + ......................            85                 754
Reckson Service Industries, Inc. + ...           112               1,372
                                                             -----------
                                                                  31,501
                                                             -----------
INSURANCE ( 0.9% )
Allstate Corp. (The) .................         1,300              47,288
American General Corp. ...............           600              44,400
Conseco, Inc. ........................           300               9,469
Lincoln National Corp. ...............         1,000              96,062
Marsh & McLennan Co., Inc. ...........           900              68,906
MGIC Investment Corp. ................           300              14,569
                                                             -----------
                                                                 280,694
                                                             -----------
INVESTMENT SERVICES ( 0.1% )
Lehman Brothers Holdings Inc. ........           700              38,894
                                                             -----------
MAJOR TELECOMMUNICATIONS ( 0.8% )
Bell Atlantic Corp. ..................           600              34,575
BellSouth Corp. ......................         2,900             129,775
Century Telephone Enterprises, Inc. ..           125               5,031
Sprint Corp. .........................           700              71,794
                                                             -----------
                                                                 241,175
                                                             -----------
MISCELLANEOUS METALS ( 0.0% )
Titanium Metals Corp. ................         1,000               7,375
                                                             -----------
OIL ( 0.8% )
Ashland Oil, Inc. ....................           700              29,575
Belco Oil & Gas Corp. ................         8,700              66,337
Penn Virginia Corp. ..................         2,300              45,425
Sunoco Inc. ..........................         1,300              46,475
Tesoro Petroleum Corp. + .............         6,000              67,875
Ultramar Diamond Shamrock Corp. ......           200               4,613
Union Pacific Resources Group Inc. ...           200               2,800
                                                             -----------
                                                                 263,100
                                                             -----------
OIL SERVICES ( 0.7% )
Atwood Oceanics, Inc. + ..............           900              31,387
Global Marine Inc. + .................           600               8,925
Helmerich & Payne, Inc. ..............         3,400              87,550
Pool Energy Services Co. + ...........           900              16,144
Pride International, Inc. + ..........         3,100              36,231
SEACOR SMIT Holdings + ...............           200              10,588
Seitel, Inc. + .......................           300               5,213
Tidewater, Inc. ......................           100               2,650
Transocean Offshore Inc. .............           300               8,906
Trico Marine Services, Inc. + ........         1,700              13,494
                                                             -----------
                                                                 221,088
                                                             -----------
OTHER TELECOMMUNICATIONS ( 0.0% )
Citizens Utilities Co. + .............           100               1,006
                                                             -----------
PRINT MEDIA ( 1.0% )
Harte-Hanks,  Inc. ...................           200               5,050
Knight-Ridder, Inc. ..................         2,900             156,056
McClatchy  Newspapers, Inc. ..........           100               3,588
New York Times Co. ...................           700              24,150

                                              NUMBER OF         MARKET
                                                SHARES          VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
PRINT MEDIA (CONTINUED)
Pulitzer Publishing Co. ..............           500         $    22,406
Times Mirror Co. .....................         1,500              87,750
                                                             -----------
                                                                 299,000
                                                             -----------
PRODUCER GOODS ( 1.0% )
FMC Corp. + ..........................         1,500              97,500
Honeywell, Inc. ......................           900              85,275
Ingersoll-Rand Co. ...................           700              48,431
Milacron, Inc. .......................           100               2,300
RTI International Metals, Inc. + .....         1,100              14,644
Tecumseh Products Co. ................           100               6,112
Tyco International Ltd. ..............           400              32,500
Varlen Corp. .........................           375              10,500
                                                             -----------
                                                                 297,262
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS ( 14.1% )
AMB Property Corp. ...................           200               4,400
American Health Properties, Inc. .....           300               5,944
Apartment Investment & Management Co.          1,800              72,112
Archstone Communities Trust ..........         2,000              45,375
Arden Realty Group, Inc. .............         1,000              25,000
Avalon Bay Communities, Inc. .........         1,668              58,380
Beacon Capital + + ...................         2,300              34,787
Bedford Property Investors, Inc. .....           600              10,313
Boston Properties, Inc. ..............         1,900              68,994
Brandywine Realty Trust ..............         5,100              96,262
Cabot Industrial Trust ...............         2,400              48,900
Camden Property Trust ................         5,962             160,974
Captec Net Lease Realty, Inc. ........         1,000              13,094
Carramerica Realty Corp. .............           700              17,325
CBL & Associates Properties, Inc. ....         8,700             213,694
Chateau Communities, Inc. ............           800              23,250
Colonial Properties Trust ............         2,600              71,175
Cousins Properties, Inc. .............         1,200              41,700
Crescent Real Estate Equities, Inc. ..         1,700              38,037
Criimi Mae, Inc. .....................         6,900              15,956
Developers Diversified Realty Corp. ..           600               9,488
Duke Realty Investments, Inc. ........         3,100              72,850
Equity Inns, Inc. ....................         2,200              20,213
Equity Office Properties Trust .......         9,200             253,575
Equity One, Inc. .....................           600               5,438
Equity Residential Properties Trust ..         4,650             215,062
Essex Property Trust, Inc. ...........         1,800              56,812
First Industrial Realty Trust, Inc. ..         2,500              67,187
Franchise Finance Corp. of America ...         1,300              30,144
General Growth Properties, Inc. ......         3,700             136,206
Glenborough Realty Trust, Inc. .......         3,000              51,562
Glimcher Realty Trust ................           500               8,469
Golf Trust of America, Inc. ..........         2,300              51,031
Health Care REIT, Inc. ...............         4,200              98,700
Healthcare Realty Trust, Inc. ........         5,866             127,952
Highwood Properties, Inc. ............         3,600              92,700


24  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Home Properties of New York, Inc. ....         1,600         $    41,400
HRPT Properties Trust ................         2,300              33,638
Imperial Credit Commercial Mortgage
 Investment Corp. ....................           500               4,906
Kilroy Realty Corp. ..................         1,100              25,919
Kimco Realty Corp. ...................         5,300             208,025
Koger Equity, Inc. ...................         1,700              24,969
Konover Property Trust + .............         2,000              12,125
Kranzco Realty Trust .................         7,300             102,200
Lexington Corporate Properties Trust .           600               6,863
Liberty Property Trust ...............         6,000             144,750
LTC Properties, Inc. .................           200               2,688
Meditrust Companies Corp. ............         1,004              12,530
OMEGA Healthcare Investors, Inc. .....         2,900              76,487
Parkway Properties, Inc. .............         3,400              98,600
Pennsylvania Real Estate Investment
 Trust................................         2,600              53,625
Post Properties, Inc. ................         5,500             217,937
Prentiss Properties Trust ............         1,000              21,625
Prime Retail, Inc. ...................           900               7,763
PS Business Parks, Inc. ..............        10,400             243,100
Public Storage, Inc. .................           516              14,384
Reckson Associates Realty Corp. ......         1,600              36,000
Regency Realty Corp. .................         4,200              90,825
RFS Hotel Investors, Inc. ............           600               8,475
Simon Property Group, Inc. ...........         4,600             131,962
Sovran Self Storage, Inc. ............         1,400              34,212
Starwood Financial Trust .............            16                 849
Starwood Hotels & Resort Worldwide,
 Inc..................................         5,400             198,112
Sun Communities, Inc. ................         2,800              98,000
Tower Realty Trust, Inc. + ...........           600              12,300
Vornado Operating Co. + ..............            71                 501
Vornado Realty Trust .................         1,400              54,600
Weeks Corp. ..........................           200               6,213
                                                             -----------
                                                               4,388,644
                                                             -----------
SEMICONDUCTORS AND ELECTRONICS ( 1.8% )
Applied Materials, Inc. + ............         1,100              58,987
Integrated Circuit Systems, Inc. + ...         1,600              32,400
Intel Corp. ..........................         2,400             146,850
Lattice Semiconductor Corp. + ........           900              36,788
Level One Communications, Inc. + .....           900              46,237
LSI Logic Corp. + ....................           300              10,200
Lucent Technologies, Inc. ............         1,400              84,175
Park Electrochemical Corp. ...........         1,500              35,813
Power Integrations, Inc. + ...........           200               7,850
Tellabs, Inc. + ......................           400              43,825
Vitesse Semiconductor Corp. + ........         1,000              46,312
                                                             -----------
                                                                 549,437
                                                             -----------
SPECIALTY CHEMICALS ( 0.3% )
Albemarle Corp. ......................           300               6,600

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
UNITED STATES (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
Octel Corp. + ........................         5,800         $    81,200
                                                             -----------
                                                                  87,800
                                                             -----------
STEEL ( 0.0% )
Cleveland-Cliffs, Inc. ...............           100               3,981
                                                             -----------
TEXTILES AND APPAREL ( 0.5% )
K-Swiss Inc. .........................         1,800              75,600
Nike, Inc. ...........................         1,100              68,406
                                                             -----------
                                                                 144,006
                                                             -----------
TOBACCO ( 0.0% )
Schweitzer-Mauduit International, Inc.           100               1,656
                                                             -----------
TOTAL UNITED STATES (COST $12,524,623)                        13,161,897
                                                             -----------
FOREIGN COMMON STOCKS ( 7.6% )
AUSTRALIA  ( 0.1% )
Telstra Corp. Ltd.
 (Other Telecommunications) + ........         8,200              44,564
                                                             -----------
BELGIUM  ( 0.1% )
Delhaize-le Lion SA (Food and Drug
 Retail)..............................           280              24,528
                                                             -----------
CANADA  ( 0.1% )
Canadian National Railway Co.
 (Surface Transport) .................           500              31,562
                                                             -----------
DENMARK  ( 0.1% )
Carli Gry International A/S
 (Textiles and Apparel) ..............           900              21,798
Tele Danmark A/S
 (Other Telecommunications) ..........           200              20,659
                                                             -----------
TOTAL DENMARK                                                     42,457
                                                             -----------
FINLAND  ( 0.2% )
Nokia Corp., ADR
 (Other Telecommunications) ..........           800              59,350
                                                             -----------
FRANCE  ( 1.0% )
Accor SA (Consumer Services) .........           100              26,396
Axa (Insurance) ......................           200              25,857
Carrefour SA (Food and Drug Retail) ..            50              39,673
Elf Aquitaine SA (Oil) ...............           300              46,656
Gemini Sogeti SA (Data and Imaging
 Services)............................           300              45,926
Groupe Danone (Food and Beverage) ....           100              26,766
Scor (Insurance) .....................           500              24,968
Societe Generale (Banks and Thrifts) .           100              17,922
STMicroelectronics
 (Semiconductors and Electronics) + ..           300              31,294
Vivendi (Conglomerate and Aerospace) .           100              23,391
                                                             -----------
TOTAL FRANCE                                                     308,849
                                                             -----------
GERMANY  ( 0.6% )
Bayericshe Hypo-und Vereinsb
 (Banks and Thrifts) + ...............           600              39,166
DaimlerChrysler AG (Automotive) ......           301              29,759
Deutsche Pfandbrief & Hypothekenbank
 AG (Banks and Thrifts) ..............           400              33,431


                                      See Notes to Portfolio of Investments.  25

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
GERMANY  (CONTINUED)
Douglas Holding AG (Discretionary
 Retail)..............................           300         $    13,806
Gehe AG (Health Services) ............           400              18,408
Mannesmann AG (Producer Goods) .......           300              39,546
                                                             -----------
TOTAL GERMANY                                                    174,116
                                                             -----------
HONG KONG  ( 0.1% )
VTech Holdings Ltd.
 (Electrical Machinery and                     6,000
 Instruments).........................                            20,515
                                                             -----------
IRELAND  ( 0.3% )
Allied Irish Banks (Banks and Thrifts)         2,024              32,762
CRH Plc
 (Forest Products and Building
 Materials)...........................         2,025              39,955
Waterford Wedgewood
 (Housing and Furnishings) ...........        15,307              14,898
                                                             -----------
TOTAL IRELAND                                                     87,615
                                                             -----------
ITALY  ( 0.4% )
Banca Commerciale Italiana
 (Banks and Thrifts) .................         3,000              24,724
Banca del Nazionale Lavoro
 (Banks and Thrifts) + ...............         8,300              28,363
Istituto Nazionale delle Assicurazioni
 (Insurance) + .......................        10,600              28,036
Mediaset SpA (Electronic Media) ......         2,200              19,085
Telecom Italia SpA
 (Other Telecommunications) ..........         3,900              41,549
                                                             -----------
TOTAL ITALY                                                      141,757
                                                             -----------
JAPAN  ( 0.8% )
Fuji Heavy Industries Ltd.
 (Automotive).........................         4,000              26,809
Mizuno Corp. (Consumer Specialties) ..         4,000              12,365
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ........            10              58,644
Seino Transportation Co. Ltd.
 (Surface Transport) .................         5,000              30,201
SoftBank Corp.
 (Semiconductors and Electronics) ....           600              79,873
Sony Corp. (Housing and Furnishings) .           200              18,682
Terumo Corp. (Biotech and Medical
 Products)............................         1,000              21,782
                                                             -----------
TOTAL JAPAN                                                      248,356
                                                             -----------
NETHERLANDS  ( 0.9% )
Akzo Nobel NV (Specialty Chemicals) ..           800              36,182
ING Groep NV
 (Diversified Financial Services) ....           536              33,060
Koninklijke Ahold NV (Food and Drug
 Retail)..............................           606              22,535
Nutreco Holding NV (Food and Drug
 Retail)..............................           700              28,401
Royal Dutch Petroleum Co. (Oil) ......         1,100              64,556
TNT Post Group NV (Air Transport) ....           600              16,187
United Pan-Europe Communications NV
 (Other Telecommunications) + ........           600              31,072
VNU-Verenigde Nederlandes
 Uitgeversbedrijven Verenigd Bezit
 (Print Media) .......................         1,300              52,676
                                                             -----------
TOTAL NETHERLANDS                                                284,669
                                                             -----------

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
NORWAY  ( 0.2% )
Det Sondenfjelds-Norske
 Dampskibsselskab (Oil Services) + ...           200         $     1,657
Merkantildata ASA
 (Data and Imaging Services) .........         2,000              20,035
Ocean Rig ASA (Oil Services) + .......        83,750              29,793
                                                             -----------
TOTAL NORWAY                                                      51,485
                                                             -----------
SWEDEN  ( 0.5% )
Autoliv, Inc. (Automotive) ...........           600              20,901
Electrolux AB (Housing and
 Furnishings).........................           900              18,298
Industrial & Financial Systems
 (Data and Imaging Services) + ++ ....         2,000              16,050
Securitas AB (Commercial Services) ...         3,300              49,043
Skandinaviska Enskilda Banken
 (Banks and Thrifts) .................         1,800              23,541
Svenska Cellulosa AB (Consumer
 Products)............................           900              23,059
                                                             -----------
TOTAL SWEDEN                                                     150,892
                                                             -----------
SWITZERLAND  ( 0.5% )
Adecco SA (Commercial Services) ......            50              25,256
Fischer (Georg) AG (Producer Goods) ..           100              37,308
Novartis AG Registered Shares (Drugs)
 +....................................            20              29,334
Roche Holding AG (Drugs) .............             2              23,567
UBS AG (Banks and Thrifts) ...........           150              51,036
                                                             -----------
TOTAL SWITZERLAND                                                166,501
                                                             -----------
UNITED KINGDOM  ( 1.7% )
Bank of Scotland (Banks and Thrifts) .         6,295              94,261
British Aerospace Plc
 (Conglomerate and Aerospace) ........         3,020              22,611
British Telecom Plc
 (Other Telecommunications) ..........         1,714              28,811
Cable & Wireless Plc
 (Other Telecommunications) + ........         1,700              24,416
Dixons Group Plc (Discretionary
 Retail)..............................         1,300              27,776
General Electric Co. Plc
 (Conglomerate and Aerospace) ........         2,500              26,506
Glaxo Wellcome Plc (Drugs) ...........           920              27,226
Granada Group Plc (Electronic Media) +         2,052              43,876
Kingfisher Plc (Discretionary Retail)          2,247              33,646
National Westminster Bank Plc
 (Banks and Thrifts) .................         1,500              36,155
Provident Financial Plc (Consumer
 Finance).............................         1,200              20,036
SmithKline Beecham Plc (Drugs) .......         1,800              23,823
Vodafone Group Plc
 (Other Telecommunications) ..........         5,276              97,267
WPP Group Plc (Commercial Services) ..         3,200              28,286
                                                             -----------
TOTAL UNITED KINGDOM                                             534,696
                                                             -----------
TOTAL FOREIGN COMMON STOCKS (COST $1,884,171)                  2,371,912
                                                             -----------
TOTAL COMMON STOCKS (COST $14,408,794)                        15,533,809
                                                             -----------


26  See Notes to Portfolio of Investments.

================================================================================

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                              ---------      -----------
PREFERRED STOCKS ( 0.0% )
GERMANY  ( 0.0% )
Hugo Boss AG (Textiles and Apparel) +             10         $    14,230
                                                             -----------
TOTAL PREFERRED STOCKS (COST $21,269)                             14,230
                                                             -----------

                                          PRINCIPAL
                                           AMOUNT
                                        ---------------
LONG-TERM BONDS AND NOTES ( 38.6% )
CORPORATE BONDS ( 17.6% )
BankAmerica Corp.,7.88%,12/01/02 .....   $   250,000             266,135
BCH Cayman Islands Ltd.,6.50%,02/15/06       300,000             297,567
Capital One Bank,6.57%,01/27/03 ......       150,000             151,093
Capital One Bank,6.66%,06/19/00 ......       300,000             302,841
Chemical Master Credit Card Trust,
 7.09%,02/15/09 ......................       145,000             152,657
Conoco Inc.,5.90%,04/15/04 ...........        75,000              74,625
CVS Corp.,5.50%,02/15/04 .............       300,000             295,500
Ford Motor Credit Corp.,6.63%,10/01/28       120,000             115,189
General Motors Acceptance Corp.,
 6.18%,05/15/33 ......................       540,000             529,672
GTE Corp.,9.38%,12/01/00 .............       200,000             211,340
Guidant Corp.,6.15%,02/15/06 .........       250,000             243,590
Household Finance Corp.,5.88%,09/25/04       150,000             147,899
IMC Global, Inc.,7.63%,11/01/05 ......       200,000             208,562
Korean Development Bank,7.13%,09/17/01       200,000             199,558
National Australia Bank,6.40%,12/10/07       300,000             300,012
Norwest Financial, Inc.,5.38%,09/30/03       150,000             146,714
Raytheon Co.,6.15%,11/01/08 ++ .......       125,000             122,665
Rite Aid Corp.,6.00%,10/01/03 ........       150,000             145,980
Simon Debartolo Group,
 Inc.,6.63%,06/15/03..................       300,000             297,480
Tenet Healthcare Corp.,7.88%,01/15/03        175,000             173,091
Time Warner, Inc.,9.13%,01/15/13 .....       350,000             426,181
Tyco International Group
 SA,6.13%,01/15/09....................       540,000             528,039
USA Waste Management,
 Inc.,6.13%,07/15/01..................       150,000             150,248
                                                             -----------
TOTAL CORPORATE BONDS (COST $5,500,937)                        5,486,638
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ( 16.6% )
Federal National Mortgage Association,
 6.00%,06/01/28 - 02/01/29 ...........     1,497,881           1,452,945
Federal National Mortgage Association,
 6.50%,08/01/28 ......................       397,096             395,331
Federal National Mortgage Association
 - Conventional Loan,6.50%,02/01/28 ..       391,322             389,582
Government National Mortgage
 Association,
 6.50%,02/15/26 - 02/15/29 ...........     1,319,297           1,313,432
Government National Mortgage
 Association,
 7.00%,04/15/27 - 02/15/28 ...........       897,947             913,036
Government National Mortgage
 Association,
 7.50%,12/15/23 ......................       554,935             572,931
Government National Mortgage
 Association,
 8.00%,07/15/24 ......................       116,826             121,952
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $5,200,009)                                  5,159,209
                                                             -----------

                                              PRINCIPAL         MARKET
                                               AMOUNT           VALUE
                                              ---------      -----------
U.S. GOVERNMENT OBLIGATIONS ( 4.4% )
U.S. Treasury Note,5.25%,08/15/03 ....     $ 300,000         $   299,859
U.S. Treasury Note,5.63%,05/15/08 ....       500,000             507,500
U.S. Treasury Note,6.50%,08/15/05 -
 10/15/06.............................       525,000             558,633
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,350,168)            1,365,992
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $12,051,114)            12,011,839
                                                             -----------
SHORT-TERM INVESTMENTS ( 9.9% )
Federal Home Loan Bank,4.80%,05/03/99      1,873,000           1,873,000
Paccar Financial Corp.,4.77%,05/12/99      1,000,000             998,808
U.S. Treasury Bill,4.42%,08/19/99 @ ..       100,000              98,659
U.S. Treasury Bill,4.43%,08/19/99 @ ..       100,000              98,659
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,069,153)                 3,069,126
                                                             -----------
TOTAL INVESTMENTS (COST
 $29,550,330)(A)                                              30,629,004
OTHER ASSETS LESS LIABILITIES                                    487,166
                                                             -----------
TOTAL NET ASSETS                                             $31,116,170
                                                             ===========


Notes to Portfolio of Investments

(a) The cost of investments for feeeral tax purposes amounts to $29,631,274. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains........................................ $ 1,989,207

Unrealized losses ......................................    (991,477)
                                                         ------------
  Net unrealized gain .................................. $   997,730
                                                         ===========

Information concerning open futures contracts at April 30, 1999 is shown below:

                            No. of       Initial      Expiration      Unrealized
                          Contracts       Value          Date         Gain/(Loss)
                       ------------  -----------  -------------  ----------------
    Long Contracts
----------------------
 Long-Term EURO
 Bond Futures..........     2        $   246,643     May 99        $     3,597

 Swiss Government Bond
 Futures...............     3            262,373     Jun 99              1,997

 TOPIX Index Futures...     1             99,234     Jun 99             11,477
                                     -----------                   ------------
                                     $   608,250                   $    17,071
                                     ===========                   ============


                                          See Notes to Financial Statements.  27

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
LEGACY (CONTINUED)
================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                            No. of       Initial      Expiration      Unrealized
                          Contracts       Value          Date         Gain/(Loss)
                       ------------  -----------  -------------  ----------------
  Short Contracts
-------------------
 Russell 2000 Index
 Futures..............      6        $(1,219,992)    Jun 99        $    (79,158)
                                     ===========                   =============

 + Non-income producing security.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
 + Restricted security.  This security has been determined to be illiquid under guidelines established by the Board of Directors.
 @ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Information concerning restricted securities at April 30, 1999 is shown below:

                                          ACQUISITION
                                              DATE                 COST
                                          ------------           --------
Beacon Capital .....................        03/17/98             $ 46,000
Industrial & Financial Systems .....        06/12/97               21,087
Raytheon Co. .......................        11/02/98              124,682
                                                                 --------
                                                                 $191,769
                                                                 ========


The market value of the total restricted securities above represent 0.56% of the total net assets.

Category percentages are based on net assets.


28 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
================================================================================

                                    ASCENT       CROSSROADS         LEGACY
                                 ------------  --------------  ----------------
ASSETS:
Investments, at market
 value....................       $53,232,233    $47,439,512      $30,629,004
Cash .....................                --          1,646            1,481
Cash denominated in
 foreign currencies ......           455,482        369,919          155,226
Receivable for:
 Dividends and interest ..           116,575        176,631          169,664
 Investments sold ........           710,708        452,717          197,178
 Fund shares sold ........           120,410         42,841          116,382
 Recoverable foreign taxes             7,427          6,952            3,576
 Variation margin ........             2,913             --               --
 Reimbursement from
 Investment Adviser ......             4,453          5,031           12,458
Prepaid expenses .........               477            453              303
Gross unrealized gain on
 forward foreign currency
 exchange contracts ......            43,207         33,273           17,446
                                 -----------    -----------      -----------
     Total assets ........        54,693,885     48,528,975       31,302,718
                                 -----------    -----------      -----------
LIABILITIES:
Payable for:
 Investments purchased ...           341,972        146,725          118,589
 Fund shares redeemed ....           202,828         13,898            1,000
 Variation margin ........                --            268            1,926
Other liabilities ........           315,806         75,329           62,279
Gross unrealized loss on
 forward foreign currency
 exchange contracts ......             6,553          8,104            2,754
                                 -----------    -----------      -----------
     Total liabilities ...           867,159        244,324          186,548
                                 -----------    -----------      -----------
 NET ASSETS ..............       $53,826,726    $48,284,651      $31,116,170
                                 ===========    ===========      ===========
NET ASSETS REPRESENTED BY:
Paid-in capital ..........       $48,744,669    $44,710,892      $29,292,099
Net unrealized gain on
 investments, open futures
 contracts and foreign
 currency related
 transactions.............         2,975,894      1,877,388        1,030,658
Undistributed net
 investment income .......           380,291        466,825          330,184
Accumulated net realized
 gain on investments .....         1,725,872      1,229,546          463,229
                                 -----------    -----------      -----------
 NET ASSETS ..............       $53,826,726    $48,284,651      $31,116,170
                                 ===========    ===========      ===========


                                          See Notes to Financial Statements.  29

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
================================================================================

                                    ASCENT       CROSSROADS         LEGACY
                                 ------------  --------------  ----------------
CAPITAL SHARES, $.001 PAR
VALUE:
Class I:
 Outstanding .............         3,529,805      3,464,711        2,382,938
 Net Assets ..............       $42,564,578    $40,740,244      $25,126,099
 Net Asset Value, offering
  and redemption price per
  share (net assets divided
  by shares outstanding) .       $     12.06    $     11.76      $     10.54
Class A:
 Outstanding .............           740,557        625,890          534,491
 Net Assets ..............       $ 8,882,988    $ 7,310,367      $ 5,596,125
 Net Asset Value and
  redemption price per
  share (net assets divided
  by shares outstanding) .       $     11.99    $     11.68      $     10.47
 Offering price (net asset
  value divided by 1 minus
  maximum sales load) ....       $     12.72    $     12.39      $     11.11
Class B:
 Outstanding .............             9,310          9,017            9,921
 Net Assets ..............       $   112,097    $   105,812      $   104,396
 Net Asset Value, offering
  and redemption price per
  share (net assets divided
  by shares outstanding) .       $     12.04    $     11.73      $     10.52
Class C:
 Outstanding .............           188,712         10,960           27,613
 Net Assets ..............       $ 2,267,063    $   128,228      $   289,550
 Net Asset Value, offering
  and redemption price per
  share (net assets divided
  by shares outstanding) .       $     12.01    $     11.70      $     10.49

Cost of investments ......       $50,028,634    $45,402,831      $29,550,330
Cost of cash denominated
 in foreign currencies ...       $   458,025    $   373,903      $   156,831


30 See Notes to Financial Statements.

AETNA GENERATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
================================================================================

                                          ASCENT     CROSSROADS      LEGACY
                                        -----------  -----------  -------------
INVESTMENT INCOME:
Dividends ............................  $  591,854   $  442,091    $  181,604
Interest .............................     151,077      402,549       441,996
                                        ----------   ----------    ----------
                                           742,931      844,640       623,600
Foreign taxes withheld on dividends ..      (4,129)      (3,604)       (1,768)
                                        ----------   ----------    ----------
     Total investment income .........     738,802      841,036       621,832
                                        ----------   ----------    ----------
INVESTMENT EXPENSES:
Investment advisory fee ..............     185,529      177,609       113,417
Administrative services fees .........      23,191       22,201        14,177
Distribution Plan and shareholder
 services fees .......................       9,671        6,700         6,371
Printing and postage fees ............       5,407        5,011         4,649
Custody fees .........................      18,165       20,361        19,801
Transfer agent fees ..................      19,519       19,105        16,258
Audit fees ...........................      14,835       14,828        14,518
Directors' fees ......................         403          389           246
Registration fees ....................      32,816       30,521        30,797
Miscellaneous expenses ...............       1,046        1,101           601
                                        ----------   ----------    ----------
Expenses before reimbursement and
 waiver from Investment Adviser ......     310,582      297,826       220,835
Expense reimbursement and waiver from
 Investment Adviser ..................     (23,260)     (25,070)      (44,604)
                                        ----------   ----------    ----------
     Net expenses ....................     287,322      272,756       176,231
                                        ----------   ----------    ----------
Net investment income ................     451,480      568,280       445,601
                                        ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments .........................   1,831,055    1,283,119       463,869
 Futures and forward foreign currency
  exchange contracts .................      21,769       38,551        39,159
 Foreign currency related transactions     (42,459)     (33,136)      (16,790)
                                        ----------   ----------    ----------
     Net realized gain on investments    1,810,365    1,288,534       486,238
                                        ----------   ----------    ----------
Net change in unrealized gain or loss
 on:
 Investments .........................   3,573,052    2,537,000     1,134,500
 Futures and forward foreign currency
  exchange contracts .................    (122,636)     (54,114)       (9,472)
 Foreign currency related transactions       2,755         (960)        1,137
                                        ----------   ----------    ----------
     Net change in unrealized gain or
      loss on investments ............   3,453,171    2,481,926     1,126,165
                                        ----------   ----------    ----------
Net realized and change in unrealized
 gain or loss on investments .........   5,263,536    3,770,460     1,612,403
                                        ----------   ----------    ----------
Net increase in net assets resulting
 from operations......................  $5,715,016   $4,338,740    $2,058,004
                                        ==========   ==========    ==========


                                           See Notes to Financial Statements. 31

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................   $   451,480       $   735,730
Net realized gain on investments...........     1,810,365         1,359,260
Net change in unrealized gain or loss on
 investments...............................     3,453,171        (3,480,248)
                                              -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations................     5,715,016        (1,385,258)
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (616,986)         (895,077)
 From net realized gains...................    (1,057,935)       (5,380,645)
Class A:
 From net investment income................       (56,893)          (35,138)
 From net realized gains...................      (103,034)         (223,061)
Class C:
 From net investment income................        (1,622)               --
 From net realized gains...................        (3,811)               --
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................    (1,840,281)       (6,533,921)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     4,532,347        20,176,464
 Net asset value of shares issued upon
  reinvestment of distributions............     1,672,894         6,263,647
 Payments for shares redeemed..............    (4,874,029)       (8,242,505)
Class A:
 Proceeds from shares sold.................     6,984,606         1,663,123
 Net asset value of shares issued upon
  reinvestment of distributions............       159,927           258,199
 Payments for shares redeemed..............    (1,069,726)         (177,343)
Class B:
 Proceeds from shares sold.................       104,569                --
Class C:
 Proceeds from shares sold.................     2,108,118           143,534
 Net asset value of shares issued upon
  reinvestment of distributions............         1,886                --
 Payments for shares redeemed..............       (79,159)              (12)
                                              -----------       -----------
 Net increase in net assets from fund share
  transactions.............................     9,541,433        20,085,107
                                              -----------       -----------
Net change in net assets...................    13,416,168        12,165,928
NET ASSETS:
Beginning of period........................    40,410,558        28,244,630
                                              -----------       -----------
End of period..............................   $53,826,726       $40,410,558
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $   380,291       $   604,312
                                              ===========       ===========


32 See Notes to Financial Statements.

================================================================================

                                                          ASCENT
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       391,863         1,608,863
 Number of shares issued upon reinvestment
  of distributions.........................       146,617           539,997
 Number of shares redeemed.................      (420,149)         (627,163)
                                              -----------       -----------
 Net increase..............................       118,331         1,521,697
                                              ===========       ===========
Class A:
 Number of shares sold.....................       615,228           135,610
 Number of shares issued upon reinvestment
  of distributions.........................        14,078            22,333
 Number of shares redeemed.................       (93,064)          (15,049)
                                              -----------       -----------
 Net increase..............................       536,242           142,894
                                              ===========       ===========
Class B:
 Number of shares sold.....................         9,310                --
                                              -----------       -----------
 Net increase..............................         9,310                --
                                              ===========       ===========
Class C:
 Number of shares sold.....................       183,362            11,951
 Number of shares issued upon reinvestment
  of distributions.........................           165                --
 Number of shares redeemed.................        (6,765)               (1)
                                              -----------       -----------
 Net increase..............................       176,762            11,950
                                              ===========       ===========


                                           See Notes to Financial Statements. 33

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................   $   568,280       $   963,741
Net realized gain on investments...........     1,288,534         1,045,935
Net change in unrealized gain or loss on
 investments...............................     2,481,926        (2,930,480)
                                              -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations................     4,338,740          (920,804)
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (705,179)       (1,119,675)
 From net realized gains...................      (816,288)       (3,810,051)
Class A:
 From net investment income................       (65,730)          (34,108)
 From net realized gains...................       (79,578)          (95,586)
Class C:
 From net investment income................        (3,022)               --
 From net realized gains...................        (4,365)               --
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................    (1,674,162)       (5,059,420)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     4,161,373        20,876,851
 Net asset value of shares issued upon
  reinvestment of distributions............     1,521,467         4,929,726
 Payments for shares redeemed..............    (4,922,441)       (8,482,094)
Class A:
 Proceeds from shares sold.................     5,411,870         1,927,272
 Net asset value of shares issued upon
  reinvestment of distributions............       145,122           129,555
 Payments for shares redeemed..............      (642,306)         (260,730)
Class B:
 Proceeds from shares sold.................       100,000                --
Class C:
 Proceeds from shares sold.................        65,730           169,379
 Net asset value of shares issued upon
  reinvestment of distributions............         4,090                --
 Payments for shares redeemed..............      (109,062)              (13)
                                              -----------       -----------
 Net increase in net assets from fund share
  transactions.............................     5,735,843        19,289,946
                                              -----------       -----------
Net change in net assets...................     8,400,421        13,309,722
NET ASSETS:
Beginning of period........................    39,884,230        26,574,508
                                              -----------       -----------
End of period..............................   $48,284,651       $39,884,230
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $   466,825       $   672,476
                                              ===========       ===========


34 See Notes to Financial Statements.

================================================================================

                                                        CROSSROADS
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------

SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       365,728         1,687,088
 Number of shares issued upon reinvestment
  of distributions.........................       135,121           429,905
 Number of shares redeemed.................      (431,552)         (680,662)
                                              -----------       -----------
 Net increase..............................        69,297         1,436,331
                                              ===========       ===========
Class A:
 Number of shares sold.....................       478,533           160,752
 Number of shares issued upon reinvestment
  of distributions.........................        12,968            11,315
 Number of shares redeemed.................       (56,786)          (22,270)
                                              -----------       -----------
 Net increase..............................       434,715           149,797
                                              ===========       ===========
Class B:
 Number of shares sold.....................         9,017                --
                                              -----------       -----------
 Net increase..............................         9,017                --
                                              ===========       ===========
Class C:
 Number of shares sold.....................         5,810            14,348
 Number of shares issued upon reinvestment
  of distributions.........................           364                --
 Number of shares redeemed.................        (9,561)               (1)
                                              -----------       -----------
 Net increase (decrease)...................        (3,387)           14,347
                                              ===========       ===========


                                           See Notes to Financial Statements. 35

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                          LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................   $   445,601       $   706,968
Net realized gain on investments...........       486,238           660,618
Net change in unrealized gain or loss on
 investments...............................     1,126,165        (1,171,297)
                                              -----------       -----------
 Net increase in net assets resulting from
  operations...............................     2,058,004           196,289
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (507,672)         (951,871)
 From net realized gains...................      (492,687)       (2,397,573)
Class A:
 From net investment income................       (68,465)          (61,980)
 From net realized gains...................       (68,973)         (157,499)
Class C:
 From net investment income................        (5,126)               --
 From net realized gains...................        (5,806)               --
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................    (1,148,729)       (3,568,923)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     5,015,276        12,105,973
 Net asset value of shares issued upon
  reinvestment of distributions............       999,941         2,902,692
 Payments for shares redeemed..............    (3,996,771)       (7,810,811)
Class A:
 Proceeds from shares sold.................     4,701,336         1,559,872
 Net asset value of shares issued upon
  reinvestment of distributions............       137,247           219,481
 Payments for shares redeemed..............    (1,196,785)         (240,347)
Class B:
 Proceeds from shares sold.................       100,000                --
Class C:
 Proceeds from shares sold.................       202,151           177,142
 Net asset value of shares issued upon
  reinvestment of distributions............         6,720                --
 Payments for shares redeemed..............       (97,068)              (25)
                                              -----------       -----------
 Net increase in net assets from fund share
  transactions.............................     5,872,047         8,913,977
                                              -----------       -----------
Net change in net assets...................     6,781,322         5,541,343
NET ASSETS:
Beginning of period........................    24,334,848        18,793,505
                                              -----------       -----------
End of period..............................   $31,116,170       $24,334,848
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $   330,184       $   465,846
                                              ===========       ===========


36 See Notes to Financial Statements.

================================================================================

                                                          LEGACY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       484,200         1,123,731
 Number of shares issued upon reinvestment
  of distributions.........................        97,937           284,275
 Number of shares redeemed.................      (387,999)         (726,336)
                                              -----------       -----------
 Net increase..............................       194,138           681,670
                                              ===========       ===========
Class A:
 Number of shares sold.....................       458,889           140,358
 Number of shares issued upon reinvestment
  of distributions.........................        13,535            21,629
 Number of shares redeemed.................      (116,562)          (23,131)
                                              -----------       -----------
 Net increase..............................       355,862           138,856
                                              ===========       ===========
Class B:
 Number of shares sold.....................         9,921                --
                                              -----------       -----------
 Net increase..............................         9,921                --
                                              ===========       ===========
Class C:
 Number of shares sold.....................        19,606            16,775
 Number of shares issued upon reinvestment
  of distributions.........................           660                --
 Number of shares redeemed.................        (9,426)               (2)
                                              -----------       -----------
 Net increase..............................        10,840            16,773
                                              ===========       ===========


                                           See Notes to Financial Statements. 37

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
================================================================================

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Generation Funds or Funds), Aetna Ascent Fund (Ascent), Aetna Crossroads Fund (Crossroads) and Aetna Legacy Fund (Legacy).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

     CLASS I:  No sales charges or distribution fees.

     CLASS A: Generally subject to a front-end sales charge; distribution fees of (0.25% of average net assets of the class per year.)

     CLASS B:  No front-end sales charge; contingent deferred sales charge
               (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

     CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                                                  CLASS I          CLASS A          CLASS B       CLASS C
                                                                  -------          -------          -------       --------
ASCENT                                                        January 4, 1995  January 20, 1997  March 1, 1999  June 30, 1998

CROSSROADS                                                    January 4, 1995  January 20, 1997  March 1, 1999  June 30, 1998

LEGACY                                                        January 4, 1995  January 20, 1997  March 1, 1999  June 30, 1998

The following is each Fund's investment objective:

  ASCENT seeks to provide capital appreciation.

  CROSSROADS seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

  LEGACY seeks to provide total return consistent with preservation of capital.

Aeltus Investment Management, Inc., (Aeltus) serves as the Investment Adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

================================================================================

A. VALUATION OF INVESTMENTS

Investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against its existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
================================================================================

fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Below is a summary of illiquid and restricted securities held as of April 30, 1999:

                                                               % OF NET
                                       COST     MARKET VALUE    ASSETS
                                       ----     ------------   --------
Ascent                               $172,000     $130,075       0.24%

Crossroads                            130,000       98,313       0.20%

Legacy                                 46,000       34,788       0.11%

D. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the year ended October 31, 1998 and intends to meet the requirement for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and certain losses deferred due to transactions characterized as "wash sales" by federal tax regulations. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

F. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Each Fund pays Aeltus a monthly advisory fee at an annual rate of 0.80% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.40% of the average daily net assets associated with those shares. For the period November 1, 1998 through April 30, 1999, Aeltus paid ALIAC $211,733.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

================================================================================

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended April 30, 1999 were:

                                        COST OF PURCHASES     PROCEEDS FROM SALES
                                        -----------------     -------------------
Ascent                                    $32,233,788            $24,015,664

Crossroads                                 27,216,660             20,159,002

Legacy                                     17,185,396              9,912,591

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of April 30, 1999, the Generation Funds had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. Ascent, Crossroads and Legacy's net unrealized gain of $36,654, $25,169 and $14,692, respectively, on these contracts, are included in the accompanying financial statements. The terms of the open contracts are as follows:

ASCENT
------

EXCHANGE  CURRENCY TO    U.S. $ VALUE    CURRENCY TO    U.S. $ VALUE    UNREALIZED
  DATE    BE DELIVERED  APRIL 30, 1999   BE RECEIVED   APRIL 30, 1999   GAIN (LOSS)
  ----    ------------  --------------   -----------   --------------   -----------

CONTRACTS TO BUY
----------------
5/5/99       58,226        $58,226         36,000         $57,999          ($227)
          U.S. Dollar                   British Pound
--------------------------------------------------------------------------------------
6/25/99      61,992         61,992         58,000          61,077           (915)
          U.S. Dollar                       Euro
--------------------------------------------------------------------------------------
6/25/99     138,586        138,586         130,000        136,895         (1,691)
          U.S. Dollar                       Euro
--------------------------------------------------------------------------------------
7/27/99     113,908        113,908       13,560,000       114,998          1,090
          U.S. Dollar                   Japanese Yen
--------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
5/4/99      116,000         76,537         75,458          75,458         (1,079)
       Australian Dollar                 U.S. Dollar
--------------------------------------------------------------------------------------

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
================================================================================

ASCENT (CONTINUED)
------------------

EXCHANGE  CURRENCY TO    U.S. $ VALUE    CURRENCY TO    U.S. $ VALUE    UNREALIZED
  DATE    BE DELIVERED  APRIL 30, 1999   BE RECEIVED   APRIL 30, 1999   GAIN (LOSS)
  ----    ------------  --------------   -----------   --------------   -----------

CONTRACTS TO SELL (CONTINUED)
-----------------------------
5/4/99      231,000       $244,535         246,075       $246,075         $1,540
              Euro                       U.S. Dollar
--------------------------------------------------------------------------------------
5/12/99     175,164        185,250         198,892        198,892         13,642
              Euro                       U.S. Dollar
--------------------------------------------------------------------------------------
6/25/99     307,026        323,313         336,447        336,447         13,134
              Euro                       U.S. Dollar
--------------------------------------------------------------------------------------
7/19/99     128,814        135,371         139,602        139,602          4,231
              Euro                       U.S. Dollar
--------------------------------------------------------------------------------------
5/6/99     15,070,000      126,559         125,208        125,208         (1,351)
          Japanese Yen                   U.S. Dollar
--------------------------------------------------------------------------------------
5/26/99    16,340,000      137,416         136,280        136,280         (1,136)
          Japanese Yen                   U.S. Dollar
--------------------------------------------------------------------------------------
6/17/99    32,110,000      270,764         275,386        275,386          4,622
          Japanese Yen                   U.S. Dollar
--------------------------------------------------------------------------------------
7/27/99    10,450,000       88,623         88,469          88,469           (154)
          Japanese Yen                   U.S. Dollar
--------------------------------------------------------------------------------------
6/7/99      220,000        145,120         150,068        150,068          4,948
          Swiss Franc                    U.S. Dollar
--------------------------------------------------------------------------------------
                                                                         $36,654
                                                                       ===============

CROSSROADS
----------
CONTRACTS TO BUY
----------------
5/5/99       45,287         45,287          28,000         45,110           (177)
          U.S. Dollar                    British Pound
--------------------------------------------------------------------------------------
6/25/99      55,579         55,579          52,000         54,758           (821)
          U.S. Dollar                        Euro
--------------------------------------------------------------------------------------
6/25/99     149,247        149,247         140,000        147,427         (1,820)
          U.S. Dollar                        Euro
--------------------------------------------------------------------------------------
7/27/99      77,536         77,536       9,230,000         78,277            741
          U.S. Dollar                  Japanese Yen
--------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
5/4/99       86,000          56,743         55,943         55,943           (800)
       Australian Dollar                 U.S. Dollar
--------------------------------------------------------------------------------------
5/4/99      209,000         221,246        222,639        222,639          1,393
             Euro                        U.S. Dollar
--------------------------------------------------------------------------------------

================================================================================

CROSSROADS (CONTINUED)
----------------------

  EXCHANGE      CURRENCY TO      U.S. $ VALUE    CURRENCY TO    U.S. $ VALUE    UNREALIZED
    DATE        BE DELIVERED    APRIL 30, 1999   BE RECEIVED   APRIL 30, 1999   GAIN (LOSS)
    ----        ------------    --------------   -----------   --------------   -----------

CONTRACTS TO SELL (CONTINUED)
-----------------------------
5/12/99           110,373         $116,728         125,324       $125,324         $8,596
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
6/25/99           280,292          295,160         307,151        307,151         11,991
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
7/19/99           169,091          177,698         183,253        183,253          5,555
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
5/6/99           10,250,000         86,080         85,161          85,161           (919)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
5/26/99          7,510,000          63,158         61,750          61,750         (1,408)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
5/26/99          30,430,000        255,911         253,795        253,795         (2,116)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
6/17/99          5,020,000          42,330         43,053          43,053            723
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
7/27/99          2,900,000          24,594         24,551          24,551            (43)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
6/7/99            190,000          125,330         129,604        129,604          4,274
                Swiss Franc                      U.S. Dollar
----------------------------------------------------------------------------------------------
                                                                                 $25,169
                                                                               ===============

LEGACY
------
CONTRACTS TO BUY
----------------
5/5/99             25,878           25,878         16,000          25,777          (101)
                U.S. Dollar                     British Pound
----------------------------------------------------------------------------------------------
6/25/99            24,583           24,583         23,000          24,220          (363)
                U.S. Dollar                         Euro
----------------------------------------------------------------------------------------------
6/25/99            85,284           85,284         80,000          84,244         (1,040)
                U.S. Dollar                         Euro
----------------------------------------------------------------------------------------------
7/27/99            24,781           24,781        2,950,000        25,018           237
                U.S. Dollar                     Japanese Yen
----------------------------------------------------------------------------------------------

CONTRACTS TO SELL
-----------------
5/4/99             41,000           27,052         26,671          26,671          (381)
             Australian Dollar                   U.S. Dollar
----------------------------------------------------------------------------------------------
5/4/99             92,000           97,390         98,004          98,004           614
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
================================================================================

LEGACY (CONTINUED)
------------------

  EXCHANGE      CURRENCY TO      U.S. $ VALUE    CURRENCY TO    U.S. $ VALUE    UNREALIZED
    DATE        BE DELIVERED    APRIL 30, 1999   BE RECEIVED   APRIL 30, 1999   GAIN (LOSS)
    ----        ------------    --------------   -----------   --------------   -----------

CONTRACTS TO SELL (CONTINUED)
-----------------------------
5/12/99            58,236          $61,589         66,124         $66,124          4,535
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
6/25/99           147,304          155,118         161,419        161,419          6,301
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
7/19/99            72,603           76,298         78,683          78,683          2,385
                    Euro                         U.S. Dollar
----------------------------------------------------------------------------------------------
5/6/99           3,280,000          27,546         27,252          27,252           (294)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
5/26/99          6,870,000          57,775         57,298          57,298           (477)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
6/17/99          7,820,000          65,941         67,067          67,067          1,126
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
7/27/99          6,640,000          56,312         56,214          56,214            (98)
                Japanese Yen                     U.S. Dollar
----------------------------------------------------------------------------------------------
6/7/99            100,000           65,964         68,212          68,212          2,248
                Swiss Franc                      U.S. Dollar
----------------------------------------------------------------------------------------------
                                                                                 $14,692
                                                                               ===============

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 12.6 billion shares. Of those 12.6 billion, 100 million shares each of Class I, Class A, Class B and Class C have been designated to the Funds listed below. As of April 30, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                                                            CLASS I     CLASS A   CLASS B    CLASS C
                                                            -------     -------   -------    -------
Ascent                                                     3,482,477    576,054    8,921      2,346

Crossroads                                                 3,441,811    517,416    9,017       --

Legacy                                                     2,364,201    361,258    9,921       --

GENERATION FUNDS
ADDITIONAL INFORMATION
APRIL 30, 1999 (UNAUDITED)
================================================================================

YEAR 2000

The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory information that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

GENERATION FUNDS
FINANCIAL HIGHLIGHTS
ASCENT
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                        PERIOD FROM
                                               SIX MONTH                                              JANUARY 4, 1995
                                             PERIOD ENDED    YEAR ENDED  YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                            APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                 CLASS I                     (UNAUDITED)       1998         1997         1996       TO OCTOBER 31, 1995
------------------------------------------  --------------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period .....   $ 11.14         $ 14.48      $ 12.57      $ 11.67          $ 10.00
                                             -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................      0.11            0.24         0.21         0.21             0.25
 Net realized and change in unrealized
 gain or loss on investments .............      1.30           (0.41)        2.92         2.04             1.42
                                             -------         -------      -------      -------          -------
   Total from investment operations ......      1.41           (0.17)        3.13         2.25             1.67
                                             -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..............     (0.18)          (0.41)       (0.25)       (0.38)              --
 From net realized gains on investments ..     (0.31)          (2.76)       (0.97)       (0.97)              --
                                             -------         -------      -------      -------          -------
   Total distributions ...................     (0.49)          (3.17)       (1.22)       (1.35)              --
                                             -------         -------      -------      -------          -------
Net asset value, end of period ...........   $ 12.06         $ 11.14      $ 14.48      $ 12.57          $ 11.67
                                             =======         =======      =======      =======          =======

Total return .............................     12.91%          (1.90)%      26.59%       20.94%           16.70%
Net assets, end of period (000's) ........   $42,565         $38,012      $27,359      $25,752          $20,433
Ratio of net expenses to average
 net assets ..............................      1.20%(1)        1.24%        1.52%        1.73%            1.38%(1)
Ratio of net investment income to average
 net assets ..............................      1.99%(1)        2.00%        1.53%        1.69%            2.80%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      1.30%(1)        1.43%        1.61%          --               --
Portfolio turnover rate ..................     53.08%         105.08%      162.80%      104.84%          164.09%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


46 See Notes to Financial Statements.

ASCENT
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    JANUARY 20, 1997
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 1999  OCTOBER 31,    PUBLIC OFFERING)
          CLASS A             (UNAUDITED)       1998       TO OCTOBER 31, 1997
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $11.09         $ 14.42          $ 12.50
                               ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.10            0.20             0.15
 Net realized and change in
  unrealized gain or loss on
  investments..............      1.28           (0.40)            1.77
                               ------         -------          -------
   Total from investment
    operations.............      1.38           (0.20)            1.92
                               ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.17)          (0.37)              --
 From net realized gains on
  investments..............     (0.31)          (2.76)              --
                               ------         -------          -------
   Total distributions ....     (0.48)          (3.13)              --
                               ------         -------          -------
Net asset value, end of
 period....................    $11.99         $ 11.09          $ 14.42
                               ======         =======          =======

Total return ..............     12.69%          (2.17)%          15.36%
Net assets, end of period
 (000's)...................    $8,883         $ 2,266          $   886
Ratio of net expenses to
 average net assets .......      1.45%(1)        1.53%            2.08%(1)
Ratio of net investment
 income to average net
 assets....................      1.74%(1)        1.71%            1.11%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.55%(1)        1.72%            2.35%(1)
Portfolio turnover rate ...     53.08%         105.08%          162.80%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 47

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
ASCENT
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $11.21
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.02
 Net realized and change in unrealized gain or loss on
 investments..............................................        0.81
                                                                ------
   Total from investment operations ......................        0.83
                                                                ------
Net asset value, end of period ...........................      $12.04
                                                                ======

Total return .............................................        7.40%
Net assets, end of period (000's) ........................      $  112
Ratio of net expenses to average net assets ..............        2.20%(1)
Ratio of net investment income to average net assets .....        0.99%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.30%(1)
Portfolio turnover rate ..................................       53.08%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


48 See Notes to Financial Statements.

ASCENT
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $11.11             $ 12.49
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.06                0.04
 Net realized and change in unrealized
  gain or loss on investments ..........      1.28               (1.42)
                                            ------             -------
   Total from investment operations ....      1.34               (1.38)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.13)                 --
 From net realized gains on investments      (0.31)                 --
                                            ------             -------
   Total distributions .................     (0.44)                 --
                                            ------             -------
Net asset value, end of period .........    $12.01             $ 11.11
                                            ======             =======

Total return ...........................     12.28%             (11.05)%
Net assets, end of period (000's) ......    $2,267             $   133
Ratio of net expenses to average net
 assets.................................      2.18%(1)            2.23%(1)
Ratio of net investment income to
 average net assets ....................      1.00%(1)            1.01%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.28%(1)            2.42%(1)
Portfolio turnover rate ................     53.08%             105.08%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 49

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                        PERIOD FROM
                                              SIX MONTH                                               JANUARY 4, 1995
                                             PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                            APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                 CLASS I                     (UNAUDITED)       1998         1997         1996       TO OCTOBER 31, 1995
------------------------------------------  --------------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period .....   $ 11.08         $ 13.29      $ 12.16      $ 11.53          $ 10.00
                                             -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................      0.15            0.31         0.27         0.25             0.29
 Net realized and change in unrealized
  gain or loss on investments ............      0.98           (0.37)        2.16         1.64             1.24
                                             -------         -------      -------      -------          -------
   Total from investment operations ......      1.13           (0.06)        2.43         1.89             1.53
                                             -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..............     (0.21)          (0.45)       (0.30)       (0.44)              --
 From net realized gains on investments ..     (0.24)          (1.70)       (1.00)       (0.82)              --
                                             -------         -------      -------      -------          -------
   Total distributions ...................     (0.45)          (2.15)       (1.30)       (1.26)              --
                                             -------         -------      -------      -------          -------
Net asset value, end of period ...........   $ 11.76         $ 11.08      $ 13.29      $ 12.16          $ 11.53
                                             =======         =======      =======      =======          =======

Total return .............................     10.31%          (0.87)%      21.65%       17.66%           15.30%
Net assets, end of period (000's) ........   $40,740         $37,620      $26,028      $22,947          $20,370
Ratio of net expenses to average net
 assets ..................................      1.20%(1)        1.24%        1.57%        1.74%            1.40%(1)
Ratio of net investment income to average
 net assets ..............................      2.59%(1)        2.61%        2.13%        2.18%            3.26%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      1.31%(1)        1.40%        1.66%          --               --
Portfolio turnover rate ..................     49.94%         115.65%      161.75%      107.40%          166.93%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


50 See Notes to Financial Statements.

CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    JANUARY 20, 1997
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 1999  OCTOBER 31,    PUBLIC OFFERING)
          CLASS A             (UNAUDITED)       1998       TO OCTOBER 31, 1997
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $11.01         $ 13.22          $ 11.67
                               ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.13            0.27             0.30
 Net realized and change in
  unrealized gain or loss on
  investments..............      0.98           (0.37)            1.25
                               ------         -------          -------
   Total from investment
    operations.............      1.11           (0.10)            1.55
                               ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.20)          (0.41)              --
 From net realized gains on
  investments..............     (0.24)          (1.70)              --
                               ------         -------          -------
   Total distributions ....     (0.44)          (2.11)              --
                               ------         -------          -------
Net asset value, end of
 period....................    $11.68         $ 11.01          $ 13.22
                               ======         =======          =======

Total return ..............     10.19%          (1.17)%          13.28%
Net assets, end of period
 (000's)...................    $7,310         $ 2,105          $   547
Ratio of net expenses to
 average net assets .......      1.45%(1)        1.52%            2.11%(1)
Ratio of net investment
 income to average net
 assets....................      2.34%(1)        2.33%            1.64%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.56%(1)        1.68%            2.41%(1)
Portfolio turnover rate ...     49.94%         115.65%          161.75%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 51

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $11.09
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................................        0.03
 Net realized and change in unrealized gain or loss on
  investments.............................................        0.61
                                                                ------
   Total from investment operations ......................        0.64
                                                                ------
Net asset value, end of period ...........................      $11.73
                                                                ======

Total return .............................................        5.77%
Net assets, end of period (000's) ........................      $  106
Ratio of net expenses to average net assets ..............        2.20%(1)
Ratio of net investment income to average net assets .....        1.59%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.31%(1)
Portfolio turnover rate ..................................       49.94%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


52 See Notes to Financial Statements.

CROSSROADS
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $11.04             $ 12.18
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.09                0.06
 Net realized and change in unrealized
  gain or loss on investments ..........      0.97               (1.20)
                                            ------             -------
   Total from investment operations ....      1.06               (1.14)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.16)                 --
 From net realized gains on investments      (0.24)                 --
                                            ------             -------
   Total distributions .................     (0.40)                 --
                                            ------             -------
Net asset value, end of period .........    $11.70             $ 11.04
                                            ======             =======

Total return ...........................      9.76%              (9.36)%
Net assets, end of period (000's) ......    $  128             $   158
Ratio of net expenses to average net
 assets.................................      2.20%(1)            2.24%(1)
Ratio of net investment income to
 average net assets ....................      1.59%(1)            1.61%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.31%(1)            2.40%(1)
Portfolio turnover rate ................     49.94%             115.65%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 53

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                        PERIOD FROM
                                              SIX MONTH                                               JANUARY 4, 1995
                                             PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                            APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                 CLASS I                     (UNAUDITED)       1998         1997         1996       TO OCTOBER 31, 1995
------------------------------------------  --------------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period .....   $ 10.21         $ 12.15      $ 11.64      $ 11.41          $ 10.00
                                             -------         -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................      0.16            0.35         0.32         0.29             0.33
 Net realized and change in unrealized
  gain or loss on investments ............      0.61           (0.07)        1.41         1.20             1.08
                                             -------         -------      -------      -------          -------
   Total from investment operations ......      0.77            0.28         1.73         1.49             1.41
                                             -------         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..............     (0.22)          (0.60)       (0.33)       (0.50)              --
 From net realized gains on investments ..     (0.22)          (1.62)       (0.89)       (0.76)              --
                                             -------         -------      -------      -------          -------
   Total distributions ...................     (0.44)          (2.22)       (1.22)       (1.26)              --
                                             -------         -------      -------      -------          -------
Net asset value, end of period ...........   $ 10.54         $ 10.21      $ 12.15      $ 11.64          $ 11.41
                                             =======         =======      =======      =======          =======

Total return .............................      7.69%           2.51%       15.94%       14.11%           14.10%
Net assets, end of period (000's) ........   $25,126         $22,352      $18,313      $22,326          $19,651
Ratio of net expenses to
 average net assets ......................      1.20%(1)        1.24%        1.63%        1.73%            1.42%(1)
Ratio of net investment income to average
 net assets ..............................      3.19%(1)        3.26%        2.77%        2.62%            3.75%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      1.51%(1)        1.67%        1.75%          --               --
Portfolio turnover rate ..................     41.96%         115.12%      158.71%       91.62%          179.88%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


54 See Notes to Financial Statements.

LEGACY
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    JANUARY 20, 1997
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 1999  OCTOBER 31,    PUBLIC OFFERING)
          CLASS A             (UNAUDITED)       1998       TO OCTOBER 31, 1997
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $10.15         $ 12.09          $ 11.01
                               ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.15            0.31             0.29
 Net realized and change in
  unrealized gain or loss on
  investments..............      0.61           (0.06)            0.79
                               ------         -------          -------
   Total from investment
    operations.............      0.76            0.25             1.08
                               ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.22)          (0.57)              --
 From net realized gains on
  investments..............     (0.22)          (1.62)              --
                               ------         -------          -------
   Total distributions ....     (0.44)          (2.19)              --
                               ------         -------          -------
Net asset value, end of
 period....................    $10.47         $ 10.15          $ 12.09
                               ======         =======          =======

Total return ..............      7.55%           2.29%            9.81%
Net assets, end of period
 (000's)...................    $5,596         $ 1,812          $   481
Ratio of net expenses to
 average net assets .......      1.45%(1)        1.53%            2.21%(1)
Ratio of net investment
 income to average net
 assets....................      2.94%(1)        2.97%            2.39%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.76%(1)        1.96%            2.50%(1)
Portfolio turnover rate ...     41.96%         115.12%          158.71%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 55

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.08
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................................        0.04
 Net realized and change in unrealized gain or loss on
  investments.............................................        0.40
                                                                ------
   Total from investment operations ......................        0.44
                                                                ------
Net asset value, end of period ...........................      $10.52
                                                                ======

Total return .............................................        4.37%
Net assets, end of period (000's) ........................      $  104
Ratio of net expenses to average net assets ..............        2.20%(1)
Ratio of net investment income to average net assets .....        2.19%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.51%(1)
Portfolio turnover rate ..................................       41.96%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


56 See Notes to Financial Statements.

LEGACY
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $10.18             $ 10.72
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.11                0.08
 Net realized and change in unrealized
  gain or loss on investments ..........      0.61               (0.62)
                                            ------             -------
   Total from investment operations ....      0.72               (0.54)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.19)                 --
 From net realized gains on investments      (0.22)                 --
                                            ------             -------
   Total distributions .................     (0.41)                 --
                                            ------             -------
Net asset value, end of period .........    $10.49             $ 10.18
                                            ======             =======

Total return ...........................      7.18%              (5.04)%
Net assets, end of period (000's) ......    $  290             $   171
Ratio of net expenses to average net
 assets.................................      2.20%(1)            2.24%(1)
Ratio of net investment income to
 average net assets ....................      2.19%(1)            2.26%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.51%(1)            2.67%(1)
Portfolio turnover rate ................     41.96%             115.12%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 57